Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® International Index Fund
July 31, 2024
ZEI-NPRT3-0924
1.9881632.107
Common Stocks - 95.2%
	Shares	Value ($)
Australia - 4.6%
Ampol Ltd.	20,435	447,275
ANZ Group Holdings Ltd.	261,600	4,969,680
APA Group unit	113,484	587,024
Aristocrat Leisure Ltd.	49,789	1,765,377
ASX Ltd.	16,958	720,497
Aurizon Holdings Ltd.	157,489	383,123
BHP Group Ltd.	440,446	12,233,364
BlueScope Steel Ltd.	37,699	546,316
Brambles Ltd.	121,302	1,234,304
CAR Group Ltd.	31,187	710,757
Cochlear Ltd.	5,709	1,288,061
Coles Group Ltd.	116,837	1,382,941
Commonwealth Bank of Australia	145,548	13,086,451
Computershare Ltd.	46,632	843,187
Dexus unit unit	92,019	422,434
Endeavour Group Ltd.	134,137	481,577
Fortescue Ltd.	146,977	1,813,702
Glencore PLC	900,470	4,996,565
Goodman Group unit	148,706	3,413,345
Insurance Australia Group Ltd.	208,460	1,008,786
Macquarie Group Ltd.	31,648	4,342,065
Magellan Financial Group Ltd. warrants 4/16/27 (a)	50	4
Medibank Private Ltd.	241,324	628,099
Mineral Resources Ltd.	14,999	532,411
Mirvac Group unit	336,984	471,593
National Australia Bank Ltd.	269,888	6,809,110
Northern Star Resources Ltd.	98,550	907,411
Orica Ltd.	43,403	509,766
Origin Energy Ltd.	150,947	1,035,487
Pilbara Minerals Ltd.	244,252	468,005
Pro Medicus Ltd.	5,027	472,598
Qantas Airways Ltd. (a)	68,431	289,088
QBE Insurance Group Ltd.	130,735	1,545,734
Ramsay Health Care Ltd.	16,172	491,452
REA Group Ltd.	4,604	616,067
Reece Ltd.	19,366	350,044
Rio Tinto Ltd.	32,160	2,470,726
Rio Tinto PLC	97,829	6,362,106
Santos Ltd.	283,222	1,476,410
Scentre Group unit	448,625	1,018,023
SEEK Ltd.	30,494	438,116
Seven Group Holdings Ltd.	17,446	446,997
Sonic Healthcare Ltd.	39,942	723,876
South32 Ltd.	393,834	789,911
Stockland Corp. Ltd. unit	208,972	628,623
Suncorp Group Ltd.	110,871	1,291,298
Telstra Group Ltd.	354,462	913,294
The GPT Group	164,312	497,502
The Lottery Corp. Ltd.	194,911	633,486
Transurban Group unit	268,650	2,285,645
Treasury Wine Estates Ltd.	71,295	575,799
Vicinity Centres unit	329,598	454,791
Washington H. Soul Pattinson & Co. Ltd.	20,320	471,733
Wesfarmers Ltd.	98,648	4,751,225
Westpac Banking Corp.	302,058	5,886,419
WiseTech Global Ltd.	14,514	902,255
Woodside Energy Group Ltd.	165,187	2,995,636
Woolworths Group Ltd.	106,280	2,397,812
TOTAL AUSTRALIA		110,215,383
Austria - 0.2%
Erste Group Bank AG	29,212	1,520,034
Mondi PLC	2,793	54,799
Mondi PLC	35,610	696,061
OMV AG	12,843	537,904
Verbund AG	5,928	474,753
Voestalpine AG	9,388	240,389
TOTAL AUSTRIA		3,523,940
Belgium - 0.5%
Ageas	13,947	666,255
Anheuser-Busch InBev SA NV	78,085	4,636,233
D'ieteren Group	1,882	432,615
Elia Group SA/NV	2,568	266,527
Groupe Bruxelles Lambert SA	7,707	575,522
KBC Group NV	21,807	1,690,749
Lotus Bakeries SA	35	380,303
Sofina SA	1,358	320,982
Syensqo SA	6,501	575,028
UCB SA	11,015	1,843,580
Umicore SA	18,221	250,249
Warehouses de Pauw	15,036	408,120
TOTAL BELGIUM		12,046,163
Brazil - 0.9%
Ambev SA	411,200	841,862
Atacadao SA	56,900	93,154
B3 SA - Brasil Bolsa Balcao	494,100	947,815
Banco Bradesco SA	138,868	275,715
Banco BTG Pactual SA unit	101,300	584,036
Banco do Brasil SA	150,000	704,101
BB Seguridade Participacoes SA	61,300	381,164
BRF SA (a)	50,200	186,914
Caixa Seguridade Participacoes	51,500	131,296
CCR SA	84,100	184,075
Centrais Eletricas Brasileiras SA (Electrobras)	103,600	724,778
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	38,600	602,188
Companhia Siderurgica Nacional SA (CSN)	56,800	119,100
Cosan SA	101,708	240,417
CPFL Energia SA	21,300	122,314
Energisa SA unit	22,200	172,422
Eneva SA (a)	44,300	98,920
ENGIE Brasil Energia SA	19,250	150,531
Equatorial Energia SA	91,877	530,196
Hapvida Participacoes e Investimentos SA (a)(b)	424,273	305,294
Hypera SA (a)	32,800	167,011
Klabin SA unit	69,080	269,791
Localiza Rent a Car SA	78,194	605,932
Localiza Rent a Car SA rights 8/1/24 (a)	790	1,619
Lojas Renner SA	82,473	193,346
Magazine Luiza SA (a)	30,285	59,273
Natura & Co. Holding SA	80,193	211,678
Petroleo Brasileiro SA - Petrobras (ON)	334,344	2,399,930
PRIO SA	70,500	598,910
Raia Drogasil SA	113,124	552,005
Rede D'Oregon Sao Luiz SA (b)	48,061	234,436
Rumo SA	110,500	432,728
Sendas Distribuidora SA (a)	116,600	202,437
Suzano SA	67,222	640,113
Telefonica Brasil SA	35,400	303,608
TIM SA	71,500	221,093
Totvs SA	46,600	228,627
Ultrapar Participacoes SA	62,000	243,455
Vale SA	295,626	3,221,172
Vibra Energia SA	86,878	355,736
Weg SA	146,260	1,309,996
Wheaton Precious Metals Corp.	39,389	2,355,095
Yara International ASA	14,182	404,249
TOTAL BRAZIL		22,608,532
Burkina Faso - 0.0%
Endeavour Mining PLC	16,007	355,996
Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	43,329	3,343,236
Air Canada (a)	15,062	173,568
Alimentation Couche-Tard, Inc. (multi-vtg.)	66,887	4,123,241
AltaGas Ltd.	26,191	624,494
ARC Resources Ltd.	52,282	904,659
Bank of Montreal	63,373	5,345,153
Bank of Nova Scotia	106,141	4,956,296
Barrick Gold Corp. (Canada)	152,668	2,828,557
BCE, Inc.	6,317	213,076
Brookfield Asset Management Ltd. Class A	30,771	1,343,034
Brookfield Corp. (Canada) Class A	117,913	5,750,250
CAE, Inc. (a)	27,800	505,802
Cameco Corp.	37,809	1,720,869
Canadian Apartment Properties (REIT) unit (c)	6,910	240,235
Canadian Imperial Bank of Commerce	81,537	4,216,667
Canadian National Railway Co.	47,316	5,477,504
Canadian Natural Resources Ltd.	186,513	6,622,147
Canadian Pacific Kansas City Ltd.	81,062	6,797,782
Canadian Tire Ltd. Class A (non-vtg.)	4,466	458,617
Canadian Utilities Ltd. Class A (non-vtg.)	11,360	266,012
CCL Industries, Inc. Class B	13,070	711,033
Cenovus Energy, Inc. (Canada)	121,601	2,450,252
CGI, Inc. Class A (sub. vtg.) (a)	17,934	2,044,942
Constellation Software, Inc.	1,750	5,521,680
Constellation Software, Inc. warrants 3/31/40 (a)(d)	1,367	0
Descartes Systems Group, Inc. (Canada) (a)	7,440	756,691
Dollarama, Inc.	24,241	2,272,490
Element Fleet Management Corp.	33,968	649,763
Emera, Inc.	25,081	905,397
Empire Co. Ltd. Class A (non-vtg.)	11,991	317,004
Enbridge, Inc.	184,719	6,912,998
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,828	2,155,799
FirstService Corp.	3,469	604,855
Fortis, Inc.	43,071	1,800,643
Franco-Nevada Corp.	16,739	2,157,102
George Weston Ltd.	5,246	812,443
Gildan Activewear, Inc.	13,081	532,658
Great-West Lifeco, Inc.	24,254	728,507
Hydro One Ltd. (b)	28,783	902,068
iA Financial Corp., Inc.	8,532	576,937
IGM Financial, Inc.	7,192	203,782
Imperial Oil Ltd.	16,371	1,172,821
Intact Financial Corp.	15,491	2,815,117
Ivanhoe Mines Ltd. (a)	55,194	721,582
Keyera Corp.	19,604	553,055
Kinross Gold Corp.	107,109	973,612
Loblaw Companies Ltd.	13,464	1,660,266
Magna International, Inc. (sub. vtg.)	23,743	1,053,659
Manulife Financial Corp.	156,528	4,169,847
MEG Energy Corp.	23,550	488,006
Metro, Inc.	19,798	1,179,004
National Bank of Canada	29,508	2,468,101
Northland Power, Inc.	21,921	366,607
Nutrien Ltd.	43,040	2,207,411
Onex Corp. (sub. vtg.)	5,767	395,188
Open Text Corp.	23,671	746,143
Pan American Silver Corp.	31,805	731,171
Parkland Corp.	12,075	338,728
Pembina Pipeline Corp.	50,596	1,960,955
Power Corp. of Canada (sub. vtg.)	49,194	1,423,816
Quebecor, Inc. Class B (sub. vtg.)	13,289	293,568
RB Global, Inc.	15,939	1,269,223
Restaurant Brands International, Inc.	23,228	1,626,372
Restaurant Brands International, Inc.	2,900	202,971
RioCan (REIT)	12,280	159,031
Rogers Communications, Inc. Class B (non-vtg.)	31,553	1,220,161
Royal Bank of Canada	122,422	13,679,981
Saputo, Inc.	21,968	504,867
Shopify, Inc. Class A (a)	105,032	6,432,844
Stantec, Inc.	9,934	874,068
Sun Life Financial, Inc.	50,593	2,511,603
Suncor Energy, Inc.	112,029	4,474,182
TC Energy Corp.	90,287	3,833,429
Teck Resources Ltd. Class B (sub. vtg.)	39,885	1,955,178
TELUS Corp.	43,331	699,560
TFI International, Inc. (Canada)	7,007	1,090,700
The Toronto-Dominion Bank	153,662	9,074,032
Thomson Reuters Corp.	13,697	2,219,754
TMX Group Ltd.	24,227	736,294
Toromont Industries Ltd.	7,181	667,831
Tourmaline Oil Corp.	29,120	1,281,310
West Fraser Timber Co. Ltd.	4,744	420,677
WSP Global, Inc.	10,833	1,799,471
TOTAL CANADA		171,380,439
Chile - 0.2%
Antofagasta PLC	34,249	889,382
Banco de Chile	3,859,168	459,761
Banco de Credito e Inversiones	6,385	186,708
Banco Santander Chile	5,839,052	290,751
Cencosud SA	107,783	199,230
Compania Sud Americana de Vapores SA	1,302,878	89,540
Empresas CMPC SA	99,535	172,888
Empresas COPEC SA	33,105	230,571
Enel Americas SA	1,795,062	168,000
Enel Chile SA	2,461,434	140,597
Falabella SA (a)	74,300	246,122
LATAM Airlines Group SA	15,289,931	189,283
Lundin Mining Corp.	57,313	578,672
TOTAL CHILE		3,841,505
China - 6.9%
360 Security Technology, Inc. (A Shares)	34,900	36,158
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	13,600	24,884
AAC Technology Holdings, Inc.	61,500	224,736
Accelink Technologies Co. Ltd. (A Shares)	4,200	19,721
ACM Research Shanghai, Inc. (A Shares)	1,252	15,746
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	3,212	69,937
AECC Aero-Engine Control Co. Ltd. (A Shares)	7,300	22,073
AECC Aviation Power Co. Ltd.	14,300	78,752
Agricultural Bank of China Ltd.:
(A Shares)	412,500	262,249
(H Shares)	2,459,000	1,101,583
Aier Eye Hospital Group Co. Ltd. (A Shares)	44,695	68,531
AIMA Technology Group Co. Ltd.	5,300	20,511
Air China Ltd.:
(A Shares) (a)	33,600	33,927
(H Shares) (a)	58,000	26,280
Airtac International Group	12,278	316,106
Akeso, Inc. (a)(b)	52,000	281,536
Alibaba Group Holding Ltd.	1,354,344	13,327,049
Alibaba Health Information Technology Ltd. (a)	478,000	202,510
Aluminum Corp. of China Ltd.:
(A shares)	88,000	84,103
(H Shares)	302,000	169,306
Amlogic Shanghai Co. Ltd. (A Shares)	2,262	20,688
Angel Yeast Co. Ltd. (A Shares)	3,600	14,929
Anhui Conch Cement Co. Ltd.:
(A Shares)	9,300	31,134
(H Shares)	120,000	293,056
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	1,300	33,889
(B Shares)	11,600	154,709
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares)	9,700	27,086
Anhui Kouzi Distillery Co. Ltd. (A Shares)	2,300	12,166
Anhui Yingjia Distillery Co. Ltd. (A Shares)	3,600	26,054
Anjoy Foods Group Co. Ltd. (A Shares)	1,600	17,585
Anker Innovations Technology Co. Ltd. (A Shares)	2,210	16,643
Anta Sports Products Ltd.	111,400	999,525
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	1,760	18,074
Autobio Diagnostics Co. Ltd.	3,300	19,243
Autohome, Inc. ADR Class A	5,744	143,255
Avary Holding Shenzhen Co. Ltd. (A Shares)	11,800	60,931
AVIC Capital Co. Ltd. (A Shares)	56,200	18,760
AviChina Industry & Technology Co. Ltd. (H Shares)	208,000	101,699
Avicopter PLC (A Shares)	3,500	20,434
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	25,000	33,208
Baidu, Inc. Class A (a)	198,492	2,200,802
Bank of Beijing Co. Ltd. (A Shares)	103,500	76,409
Bank of Changsha Co. Ltd. (A Shares)	20,100	20,964
Bank of Chengdu Co. Ltd. (A Shares)	19,800	40,040
Bank of China Ltd.:
(A Shares)	495,300	319,692
(H Shares)	6,531,000	2,909,038
Bank of Communications Co. Ltd.:
(A Shares)	138,700	141,394
(H Shares)	855,000	621,591
Bank of Hangzhou Co. Ltd. (A Shares)	31,400	58,540
Bank of Jiangsu Co. Ltd. (A Shares)	96,460	102,743
Bank of Nanjing Co. Ltd. (A Shares)	52,100	72,813
Bank of Ningbo Co. Ltd. (A Shares)	32,080	95,488
Bank of Shanghai Co. Ltd. (A Shares)	70,918	71,608
Bank of Suzhou Co. Ltd.	15,800	15,757
Baoshan Iron & Steel Co. Ltd. (A Shares)	116,500	109,727
BeiGene Ltd. (a)	59,777	760,528
Beijing Enlight Media Co. Ltd. (A Shares)	13,000	13,901
Beijing Enterprises Holdings Ltd.	43,500	144,483
Beijing Enterprises Water Group Ltd.	326,000	100,560
Beijing Kingsoft Office Software, Inc. (A Shares)	2,279	66,491
Beijing New Building Materials PLC (A Shares)	9,000	32,399
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	5,800	10,419
Beijing Roborock Technology Co. Ltd. (A Shares)	730	31,814
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	11,400	39,254
Beijing Tongrentang Co. Ltd. (A Shares)	6,300	32,539
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	5,356	51,106
Beijing Yanjing Brewery Co. Ltd. (A Shares)	11,400	14,890
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	253,100	200,524
Beiqi Foton Motor Co. Ltd. (A Shares) (a)	37,700	14,882
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	2,380	13,799
Bilibili, Inc. Class Z (a)	19,606	298,327
Bloomage Biotechnology Corp. Ltd. (A Shares)	2,867	24,617
BOC Aviation Ltd. Class A (b)	18,400	161,442
BOC Hong Kong (Holdings) Ltd.	323,000	940,534
BOC International China Co. Ltd.	17,200	22,418
BOE Technology Group Co. Ltd. (A Shares)	179,100	97,739
Bosideng International Holdings Ltd.	326,000	163,149
By-Health Co. Ltd. (A Shares)	8,700	16,328
BYD Co. Ltd.:
(A Shares)	12,300	420,889
(H Shares)	87,500	2,590,418
BYD Electronic International Co. Ltd.	69,500	270,426
C&D International Investment Group Ltd.	59,922	100,473
Caitong Securities Co. Ltd.	22,200	21,186
Cambricon Technologies Corp. Ltd. (A Shares) (a)	2,134	78,050
Cathay Biotech, Inc. (A Shares)	2,616	14,218
CGN Power Co. Ltd.:
(A Shares)	18,600	12,057
(H Shares) (b)	1,002,000	409,118
Changchun High & New Technology Industry Group, Inc. (A Shares)	1,800	23,638
Changjiang Securities Co. Ltd. (A Shares)	27,600	19,802
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	1,400	24,185
Chaozhou Three-Circle Group Co. (A Shares)	11,700	53,073
Chifeng Jilong Gold Mining Co. Ltd. (A Shares)	6,500	17,646
China Baoan Group Co. Ltd. (A Shares)	12,900	15,062
China CITIC Bank Corp. Ltd.:
(A Shares)	67,800	58,881
(H Shares)	683,000	409,126
China Coal Energy Co. Ltd. (H Shares)	176,000	178,414
China Communications Services Corp. Ltd. (H Shares)	210,000	108,053
China Construction Bank Corp.:
(A Shares)	291,400	300,290
(H Shares)	8,048,000	5,634,635
China CSSC Holdings Ltd. (A Shares)	21,700	123,171
China Eastern Airlines Corp. Ltd. (A Shares) (a)	82,200	45,428
China Energy Engineering Corp. Ltd. (A Shares) (a)	554,300	169,674
China Everbright Bank Co. Ltd.:
(A Shares)	99,400	43,506
(H Shares)	503,000	151,939
China Feihe Ltd. (b)	311,000	140,914
China Film Co. Ltd. (A Shares) (a)	8,400	12,496
China Galaxy Securities Co. Ltd.:
(A Shares)	31,200	47,061
(H Shares)	316,000	161,785
China Gas Holdings Ltd.	235,000	213,859
China Great Wall Securities Co. Ltd. (A Shares)	14,800	14,411
China Greatwall Technology Group Co. Ltd. (A Shares)	20,200	24,286
China Hongqiao Group Ltd.	243,000	302,939
China International Capital Corp. Ltd.	2,100	8,799
China International Capital Corp. Ltd. (H Shares) (b)	164,800	183,724
China Jushi Co. Ltd. (A Shares)	19,415	28,613
China Life Insurance Co. Ltd.:
(A Shares)	8,900	39,694
(H Shares)	667,000	927,142
China Literature Ltd. (a)(b)	35,000	113,563
China Longyuan Power Grid Corp. Ltd. (H Shares)	276,000	247,991
China Mengniu Dairy Co. Ltd.	277,000	464,453
China Merchants Bank Co. Ltd.:
(A Shares)	87,200	395,312
(H Shares)	360,500	1,499,613
China Merchants Energy Shipping Co. Ltd. (A Shares)	40,500	43,755
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares)	22,300	38,053
China Merchants Holdings International Co. Ltd.	113,219	166,651
China Merchants Securities Co. Ltd. (A Shares)	36,750	75,742
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	45,900	55,883
China Minmetals Rare Earth Co. Ltd. (A Shares)	6,400	21,009
China Minsheng Banking Corp. Ltd.:
(A Shares)	45,200	22,225
(H Shares)	788,900	279,700
China National Building Materials Co. Ltd. (H Shares)	387,000	128,292
China National Chemical Engineering Co. Ltd. (A Shares)	31,300	32,472
China National Medicines Corp. Ltd. (A Shares)	2,700	12,603
China National Nuclear Power Co. Ltd. (A Shares)	98,500	150,484
China National Software & Service Co. Ltd. (A Shares) (a)	5,780	24,738
China Northern Rare Earth Group High-Tech Co. Ltd.	17,000	41,159
China Oilfield Services Ltd. (H Shares)	154,000	135,810
China Overseas Land and Investment Ltd.	335,000	542,836
China Pacific Insurance (Group) Co. Ltd.	33,300	136,295
China Pacific Insurance (Group) Co. Ltd. (H Shares)	234,600	624,571
China Petroleum & Chemical Corp.:
(A Shares)	183,700	165,132
(H Shares)	2,110,000	1,355,741
China Power International Development Ltd.	418,805	197,265
China Railway Group Ltd.:
(A Shares)	102,100	87,962
(H Shares)	373,000	181,896
China Railway Signal & Communications Corp. (A Shares)	44,331	35,920
China Resource Gas Group Ltd.	82,100	278,471
China Resources Beer Holdings Co. Ltd.	142,000	441,751
China Resources Land Ltd.	280,000	840,410
China Resources Microelectronics Ltd. (A Shares)	5,701	31,396
China Resources Mixc Lifestyle Services Ltd. (b)	58,400	164,073
China Resources Pharmaceutical Group Ltd. (b)	159,500	109,017
China Resources Power Holdings Co. Ltd.	166,000	456,812
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	6,760	38,651
China Ruyi Holdings Ltd. (a)	544,000	145,524
China Shenhua Energy Co. Ltd.:
(A Shares)	27,600	151,958
(H Shares)	303,000	1,262,363
China Southern Airlines Ltd.:
(A Shares) (a)	11,600	9,512
(H Shares) (a)	112,000	41,142
China State Construction Engineering Corp. Ltd. (A Shares)	348,800	269,581
China State Construction International Holdings Ltd.	172,000	240,404
China Taiping Insurance Group Ltd.	122,800	130,928
China Three Gorges Renewables Group Co. Ltd. (A Shares)	141,700	95,386
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	13,400	127,342
(H Shares) (b)	6,100	43,098
China Tower Corp. Ltd. (H Shares) (b)	3,900,000	479,211
China United Network Communications Ltd. (A Shares)	151,000	98,300
China Vanke Co. Ltd.:
(A Shares)	10,100	9,918
(H Shares)	254,300	139,635
China XD Electric Co. Ltd. (A Shares)	25,600	25,388
China Yangtze Power Co. Ltd. (A Shares)	128,500	531,460
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	2,600	14,614
China Zheshang Bank Co. Ltd.	109,300	42,692
Chongqing Brewery Co. Ltd. (A Shares)	2,800	24,030
Chongqing Changan Automobile Co. Ltd. (A Shares)	40,488	81,820
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	63,000	32,658
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	11,650	45,714
Chow Tai Fook Jewellery Group Ltd.	172,000	156,307
CITIC Pacific Ltd.	512,000	472,493
CITIC Pacific Special Steel Group Co. Ltd.	17,600	30,350
CITIC Securities Co. Ltd.:
(A Shares)	53,525	146,791
(H Shares)	154,225	232,141
Cmoc Group Ltd.:
(A Shares)	48,200	49,871
(H Shares)	372,000	296,634
CNGR Advanced Material Co. Ltd.	4,620	19,101
CNOOC Energy Technology & Services Ltd. (A Shares)	33,900	18,124
CNPC Capital Co. Ltd. (A Shares)	49,300	38,103
Contemporary Amperex Technology Co. Ltd.	23,680	611,077
COSCO Shipping Development Co. Ltd. (A Shares)	37,900	12,861
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	57,200	122,010
(H Shares)	44,000	52,826
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	59,870	109,047
(H Shares)	261,550	372,933
Cosco Shipping Ports Ltd.	3,557	2,117
CRRC Corp. Ltd.:
(A Shares)	98,400	103,991
(H Shares)	413,000	255,850
CSC Financial Co. Ltd. (A Shares)	22,900	63,120
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	7,520	25,571
CSPC Pharmaceutical Group Ltd.	715,760	533,189
CSSC Science & Technology Co. Ltd. (a)	6,700	12,333
Daqin Railway Co. Ltd. (A Shares)	88,500	85,439
DaShenLin Pharmaceutical Group Co. Ltd.	5,232	9,537
Datang International Power Generation Co. Ltd. (A Shares)	63,300	26,215
Dong-E-E-Jiao Co. Ltd. (A Shares)	3,400	23,024
Dongfang Electric Corp. Ltd. (A Shares)	16,800	38,022
Dongxing Securities Co. Ltd. (A Shares)	15,200	18,506
East Money Information Co. Ltd. (A Shares)	81,540	125,815
Eastroc Beverage Group Co. Ltd.	1,700	54,976
Ecovacs Robotics Co. Ltd. Class A	3,500	19,954
Empyrean Technology Co. Ltd. (A Shares)	1,600	17,450
ENN Energy Holdings Ltd.	69,500	488,369
ENN Natural Gas Co. Ltd. (A Shares)	13,300	36,162
Eoptolink Technology, Inc. Ltd. (A Shares)	3,700	51,130
Eve Energy Co. Ltd. (A shares)	10,771	57,273
Everbright Securities Co. Ltd. (A Shares)	18,900	39,739
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	54,746	15,393
Far East Horizon Ltd.	167,000	113,929
FAW Jiefang Group Co. Ltd. (A Shares)	12,800	15,017
First Capital Securities Co. Ltd. (A Shares)	14,400	10,551
Flat Glass Group Co. Ltd.	28,000	40,569
Flat Glass Group Co. Ltd. (A Shares)	14,400	37,597
Focus Media Information Technology Co. Ltd. (A Shares)	71,800	57,681
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	24,092	117,261
Fosun International Ltd.	215,000	112,001
Founder Securities Co. Ltd. (A Shares)	44,500	47,892
Foxconn Industrial Internet Co. Ltd. (A Shares)	68,500	226,191
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	4,200	26,184
(H Shares) (b)	59,600	311,241
GalaxyCore, Inc. (A Shares)	10,259	17,094
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	9,760	38,027
(H Shares) (b)	32,060	67,379
GCL Technology Holdings Ltd. (a)	1,849,000	260,328
GD Power Development Co. Ltd. (A Shares)	92,000	70,850
Geely Automobile Holdings Ltd.	536,000	546,095
GEM Co. Ltd. (A Shares)	24,900	21,349
Genscript Biotech Corp. (a)	100,000	159,225
GF Securities Co. Ltd.:
(A Shares)	27,300	47,493
(H Shares)	110,600	95,129
Giant Biogene Holding Co. Ltd. (b)	26,400	136,851
Gigadevice Semiconductor Beijing, Inc. (A Shares) (a)	3,240	38,585
Ginlong Technologies Co. Ltd. (A Shares)	2,650	23,399
GoerTek, Inc. (A Shares)	16,100	47,989
Goldwind Science & Technology Co. Ltd. (H Shares)	50,216	25,902
Goneo Group Co. Ltd. (A Shares)	2,900	28,166
Gotion High-tech Co. Ltd. (A Shares)	8,400	22,723
Great Wall Motor Co. Ltd.:
(A Shares)	8,300	27,154
(H Shares)	206,500	282,281
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	14,400	79,821
GRG Banking Equipment Co. Ltd. (A Shares)	10,900	15,218
Guangdong Haid Group Co. Ltd. (A Shares)	8,000	48,678
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	12,600	12,094
Guangdong Investment Ltd.	250,000	131,194
Guanghui Energy Co. Ltd. (A Shares)	30,500	25,727
Guangzhou Automobile Group Co. Ltd.	37,700	43,028
Guangzhou Automobile Group Co. Ltd. (H Shares)	226,000	83,309
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	8,900	11,871
Guangzhou Baiyunshan Pharma Health (A Shares)	7,200	29,200
Guangzhou Haige Communications Group (A Shares)	11,300	15,620
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	1,900	7,666
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	4,000	16,466
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	11,760	25,557
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	23,676	17,479
Guolian Securities Co. Ltd.	11,900	17,158
Guosen Securities Co. Ltd. (A Shares)	26,300	32,202
Guotai Junan Securities Co. Ltd. (H Shares) (b)	88,800	92,518
Guoyuan Securities Co. Ltd. (A Shares)	23,710	21,839
H World Group Ltd. ADR	18,123	543,690
Haidilao International Holding Ltd. (b)	147,000	238,952
Haier Smart Home Co. Ltd.	212,200	693,770
Haier Smart Home Co. Ltd. (A Shares)	33,800	127,761
Hainan Airlines Co. Ltd. (A Shares) (a)	205,600	31,325
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	62,700	29,701
Haitian International Holdings Ltd.	55,000	159,449
Haitong Securities Co. Ltd.:
(A Shares)	8,400	10,553
(H Shares)	328,400	151,740
Hangzhou First Applied Material Co. Ltd. (A Shares)	14,582	31,346
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	5,400	18,220
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	6,700	18,078
Hangzhou Robam Appliances Co. Ltd. (A Shares)	4,600	13,813
Hangzhou Silan Microelectronics Co. Ltd. (A Shares) (a)	7,300	21,790
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	2,300	17,063
Hansoh Pharmaceutical Group Co. Ltd. (b)	102,000	222,986
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	2,900	11,335
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	7,800	22,850
Heilongjiang Agriculture Co. Ltd. (A Shares)	10,400	18,827
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	11,600	26,430
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	17,100	54,641
Hengan International Group Co. Ltd.	56,500	176,453
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	6,600	11,153
Hengli Petrochemical Co. Ltd. (A Shares)	35,600	68,885
Hengtong Optic-electric Co. Ltd. (A Shares)	13,900	29,938
Hengyi Petrochemical Co. Ltd. (A Shares)	20,200	18,074
Hesteel Co. Ltd. (A Shares)	63,800	17,144
Hisense Electric Co. Ltd.	7,700	18,952
Hisense Home Appliances Group Co. Ltd.:
(A Shares) (a)	7,900	32,564
(H Shares)	25,000	80,796
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	2,500	37,020
HLA Group Corp. Ltd. (A Shares)	26,800	24,351
Horizon Construction Development Ltd. (a)	1,425	272
Hoshine Silicon Industry Co. Ltd. (A Shares) (a)	4,200	27,836
Hua Hong Semiconductor Ltd. (b)	51,000	135,124
Huadian Power International Corp. Ltd.:
(A Shares) (d)	23,100	18,973
(H Shares)	26,000	13,378
Huadong Medicine Co. Ltd. (A Shares)	9,600	38,814
Huafon Chemical Co. Ltd. (A Shares)	22,600	24,229
Huagong Tech Co. Ltd. (A Shares)	6,700	26,894
Huaibei Mining Holdings Co. Ltd. (A Shares)	12,200	25,195
Hualan Biological Engineer, Inc. (A Shares)	7,410	16,925
Huaneng Power International, Inc.:
(A Shares)	61,600	67,831
(H Shares)	334,000	198,360
Huatai Securities Co. Ltd.:
(A Shares)	26,000	47,896
(H Shares) (b)	128,800	142,601
Huaxia Bank Co. Ltd. (A Shares)	67,600	58,801
Huayu Automotive Systems Co. Ltd. (A Shares)	14,200	30,663
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	5,500	24,294
Huizhou Desay SV Automotive Co. Ltd.	2,900	38,284
Humanwell Healthcare Group Co. Ltd. (A Shares)	8,000	22,084
Hunan Valin Steel Co. Ltd. (A Shares)	31,000	19,966
Hundsun Technologies, Inc. (A Shares)	9,408	23,873
Hwatsing Technology Co. Ltd. (A Shares)	1,107	22,116
Hygeia Healthcare Holdings Co. (b)	32,200	86,756
Hygon Information Technology Co. Ltd. (A Shares)	11,877	130,783
IEIT Systems Co. Ltd. (A Shares)	7,145	36,874
iFlytek Co. Ltd. (A Shares)	11,400	62,718
IMEIK Technology Development Co. Ltd. (A Shares)	1,400	34,051
Industrial & Commercial Bank of China Ltd.:
(A Shares)	847,100	686,386
(H Shares)	4,994,000	2,774,143
Industrial Bank Co. Ltd. (A Shares)	108,800	252,419
Industrial Securities Co. Ltd. (A Shares)	38,270	28,942
Ingenic Semiconductor Co. Ltd. (A Shares)	3,000	23,207
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	32,700	113,639
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	231,700	46,855
Inner Mongolia Dian Tou Energy Corp. Ltd.	10,700	28,040
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	41,800	21,711
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	92,600	167,884
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	23,400	22,007
Innovent Biologics, Inc. (a)(b)	106,500	527,535
iQIYI, Inc. ADR (a)	40,293	134,176
iSoftStone Information Technology Group Co. Ltd. (A Shares)	5,650	26,960
JA Solar Technology Co. Ltd. (A Shares)	17,276	25,819
Jason Furniture Hangzhou Co. Ltd. (A Shares)	3,820	13,434
JCET Group Co. Ltd. (A Shares)	9,700	44,861
JCHX Mining Management Co. Ltd. (A Shares)	3,300	18,882
JD Health International, Inc. (a)(b)	98,300	273,655
JD Logistics, Inc. (a)(b)	168,600	173,718
JD.com, Inc. Class A	202,423	2,669,069
Jiangsu Eastern Shenghong Co. Ltd.	30,100	33,061
Jiangsu Expressway Co. Ltd. (H Shares)	106,000	100,806
Jiangsu Hengli Hydraulic Co. Ltd.	7,076	44,888
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	33,732	197,213
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	6,500	39,794
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	6,100	21,723
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	2,850	11,254
Jiangsu Phoenix Publishing & Media Corp. Ltd.	13,500	19,316
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	7,300	82,709
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	2,630	20,046
Jiangsu Yoke Technology Co. Ltd. (A Shares)	2,200	18,039
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	4,700	24,217
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	15,900	32,968
Jiangxi Copper Co. Ltd.:
(A Shares)	9,800	29,116
(H Shares)	95,000	167,071
Jinduicheng Molybdenum Co. Ltd. (A Shares)	18,700	27,352
Jinko Solar Co. Ltd. (A Shares)	40,888	41,399
Jizhong Energy Resources Co. Ltd. (A Shares)	20,600	16,178
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	6,300	9,215
Jointown Pharmaceutical Group (A Shares)	19,374	12,371
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	5,600	15,249
Juneyao Airlines Co. Ltd. (A shares)	15,300	24,116
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	751	0
Kanzhun Ltd. ADR	23,015	312,544
KE Holdings, Inc. ADR	57,221	792,511
Kingdee International Software Group Co. Ltd. (a)	248,000	199,026
Kingnet Network Co. Ltd. (A Shares)	13,300	17,353
Kingsoft Corp. Ltd.	80,000	226,806
Kuaishou Technology Class B (a)(b)	203,200	1,139,169
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	10,200	25,430
Kunlun Energy Co. Ltd.	352,000	341,509
Kunlun Tech Co. Ltd. (A Shares)	6,500	27,135
Kweichow Moutai Co. Ltd. (A Shares)	6,500	1,279,590
Lb Group Co. Ltd. (A Shares)	12,900	30,822
Lenovo Group Ltd.	704,000	908,288
Lens Technology Co. Ltd. (A Shares)	26,400	65,271
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	13,000	23,624
Li Auto, Inc. Class A (a)	107,598	1,052,547
Li Ning Co. Ltd.	204,000	381,218
Liaoning Port Co. Ltd. (A Shares)	69,500	12,322
Lingyi iTech Guangdong Co. (A Shares)	30,900	30,815
Livzon Pharmaceutical Group, Inc. (A Shares)	4,500	22,900
Longfor Properties Co. Ltd. (b)	174,797	227,310
LONGi Green Energy Technology Co. Ltd.	37,252	74,816
Luxshare Precision Industry Co. Ltd. (A Shares)	38,193	202,239
Luzhou Laojiao Co. Ltd. (A Shares)	7,700	139,351
Mango Excellent Media Co. Ltd. (A Shares)	10,000	28,491
Maxscend Microelectronics Co. Ltd. (A Shares)	3,324	35,520
Meihua Holdings Group Co. Ltd. (A Shares)	19,100	26,984
Meituan Class B (a)(b)	441,080	6,107,489
Metallurgical Corp. China Ltd. (A Shares)	117,700	51,516
MGI Tech Co. Ltd. (A Shares)	2,134	13,212
Midea Group Co. Ltd. (A Shares)	17,900	158,081
MINISO Group Holding Ltd.	32,312	135,077
MMG Ltd. (a)	372,000	115,702
Montage Technology Co. Ltd. (A Shares)	5,827	48,103
Muyuan Foodstuff Co. Ltd. (A Shares)	29,140	176,461
Nanjing Iron & Steel Co. Ltd.	32,500	20,257
Nanjing Securities Co. Ltd. (A Shares)	14,200	15,538
NARI Technology Co. Ltd. (A Shares)	42,280	140,665
National Silicon Industry Group Co. Ltd. (A Shares)	15,982	34,002
NAURA Technology Group Co. Ltd.	2,600	123,378
NetEase, Inc.	168,290	3,103,870
New China Life Insurance Co. Ltd.	19,900	88,120
New China Life Insurance Co. Ltd. (H Shares)	55,800	108,845
New Hope Liuhe Co. Ltd. (A Shares) (a)	22,500	29,513
New Oriental Education & Technology Group, Inc. (a)	129,790	840,085
Ninestar Corp. (A Shares) (a)	8,400	31,425
Ningbo Deye Technology Co. Ltd. (A Shares)	3,444	46,271
Ningbo Joyson Electronic Corp. (A shares)	6,800	14,476
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	4,200	29,727
Ningbo Sanxing Medical Electric Co. Ltd.	7,500	30,593
Ningbo Shanshan Co. Ltd. (A Shares)	11,900	12,675
Ningbo Tuopu Group Co. Ltd. (A Shares)	8,555	43,381
Ningxia Baofeng Energy Group Co. Ltd.	35,700	74,320
NIO, Inc. sponsored ADR (a)(c)	118,852	527,703
Nongfu Spring Co. Ltd. (H Shares) (b)	175,800	685,167
Offshore Oil Enginering Co. Ltd. (A Shares)	26,800	20,416
OFILM Group Co. Ltd. (A Shares) (a)	14,600	16,805
Oppein Home Group, Inc. (A Shares)	2,560	16,151
Orient Securities Co. Ltd. (A Shares)	33,540	39,488
Oriental Pearl Group Co. Ltd.	15,100	13,281
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	57,900	19,408
PDD Holdings, Inc. ADR (a)	51,982	6,699,960
People's Insurance Co. of China Group Ltd.:
(A Shares)	50,300	39,921
(H Shares)	784,000	263,914
People.cn Co. Ltd. (A Shares)	5,500	15,076
PetroChina Co. Ltd.:
(A Shares)	112,700	140,021
(H Shares)	1,838,000	1,602,076
Pharmaron Beijing Co. Ltd.:
(A Shares)	1,825	5,591
(H Shares) (b)	17,100	21,055
PICC Property & Casualty Co. Ltd. (H Shares)	604,000	791,639
Ping An Bank Co. Ltd. (A Shares)	98,200	139,688
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	59,000	347,802
(H Shares)	580,500	2,520,892
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	12,400	18,034
Piotech, Inc. (A Shares)	1,639	29,058
Poly Developments & Holdings (A Shares)	58,000	70,856
Pop Mart International Group Ltd. (b)	40,400	214,337
Postal Savings Bank of China Co. Ltd.	148,000	99,012
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	691,000	369,696
Power Construction Corp. of China Ltd. (A Shares)	84,100	64,067
Prosus NV	123,148	4,295,809
Qifu Technology, Inc. ADR	10,385	210,919
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	29,500	63,497
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	6,300	19,660
Rockchip Electronics Co. Ltd.	2,700	23,153
Rongsheng Petrochemical Co. Ltd. (A Shares)	50,650	63,630
SAIC Motor Corp. Ltd. (A Shares)	39,400	80,112
Sailun Group Co. Ltd. A Shares	15,100	27,566
Sanan Optoelectronics Co. Ltd. (A Shares)	23,000	37,942
Sangfor Technologies, Inc.	1,600	10,957
Sany Heavy Industry Co. Ltd. (A Shares)	42,800	95,740
Satellite Chemical Co. Ltd. (A Shares)	16,009	38,693
SDIC Capital Co. Ltd.	29,800	24,807
SDIC Power Holdings Co. Ltd. (A Shares)	35,700	84,012
Seres Group Co. Ltd. (A Shares) (a)	8,000	88,236
SF Holding Co. Ltd. (A Shares)	24,900	120,883
SG Micro Corp. (A Shares)	2,457	26,817
Shaanxi Coal Industry Co. Ltd. (A Shares)	49,200	159,394
Shan Xi Hua Yang Group New Energy Co. Ltd.	19,300	19,167
Shandong Gold Mining Co. Ltd.:
(A Shares)	17,740	72,289
(H Shares) (b)	63,750	132,186
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	3,700	18,844
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	9,460	32,561
Shandong Linglong Tyre Co. Ltd. (A Shares)	7,300	17,098
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	55,000	27,577
Shandong Sun Paper Industry JSC Ltd. (A Shares)	14,200	26,906
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	213,600	107,991
Shanghai Aiko Solar Energy Co. Ltd. (A Shares) (a)	12,240	15,987
Shanghai Baosight Software Co. Ltd.	90,943	148,783
Shanghai Construction Group Co. Ltd. (A Shares)	49,098	15,913
Shanghai Electric Group Co. Ltd. (A Shares) (a)	71,900	38,541
Shanghai Electric Power Co. Ltd. (A Shares)	12,000	15,624
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	28,000	46,518
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	863	17,510
Shanghai International Airport Co. Ltd. (A Shares)	5,200	24,906
Shanghai International Port Group Co. Ltd. (A Shares)	34,200	28,612
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	5,900	19,621
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	10,480	13,935
Shanghai M&G Stationery, Inc. (A Shares)	5,400	22,401
Shanghai Moons' Electric Co. Ltd. (A Shares)	2,000	11,120
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	14,600	39,231
(H Shares)	63,900	95,856
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	147,200	171,264
Shanghai Putailai New Energy Technology Co. Ltd.	9,286	16,721
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	34,700	37,008
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	46,200	42,618
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	4,195	67,546
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	21,700	16,411
Shanghai Zhangjiang High Ltd. (A Shares)	6,800	18,432
Shanjin International Gold Co. (A Shares)	12,620	31,079
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	10,100	18,046
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	13,900	29,938
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	18,700	11,397
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares) (a)	36,700	18,249
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	6,460	164,933
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	28,430	32,605
Shede Spirits Co. Ltd. (A Shares)	1,300	9,880
Shenergy Co. Ltd. (A Shares)	28,900	33,424
Shengyi Technology Co. Ltd.	10,900	29,516
Shennan Circuits Co. Ltd. (A Shares)	2,640	40,468
Shenwan Hongyuan Group Co. Ltd. (A Shares)	103,000	65,340
Shenzhen Capchem Technology Co. Ltd. (A Shares)	3,180	14,482
Shenzhen Energy Group Co. Ltd. (A Shares)	23,640	22,102
Shenzhen Goodix Technology Co. Ltd. (A Shares)	2,100	18,258
Shenzhen Inovance Technology Co. Ltd. (A Shares)	7,250	46,845
Shenzhen Kangtai Biological Products Co. Ltd.	4,320	9,550
Shenzhen Kedali Industry Co. Ltd.	1,700	18,557
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	6,400	227,917
Shenzhen New Industries Biomedical Engineering Co. Ltd.	3,700	31,830
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	6,700	26,912
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	5,808	65,049
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,200	13,572
Shenzhou International Group Holdings Ltd.	72,500	615,700
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	8,440	18,494
Sichuan Changhong Electric Co. Ltd. (A Shares)	20,500	12,834
Sichuan Chuantou Energy Co. Ltd. (A Shares)	24,400	63,300
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (a)	50,600	12,055
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	8,900	37,031
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	33,520	29,250
Sichuan Swellfun Co. Ltd. (A Shares)	1,900	9,877
Sieyuan Electric Co. Ltd. (A Shares)	4,200	38,645
Silergy Corp.	28,000	388,806
Sinolink Securities Co. Ltd. (A Shares)	14,700	16,065
Sinoma International Engineering Co. Ltd. (A Shares)	16,200	22,887
Sinoma Science & Technology Co. Ltd. (A Shares)	7,700	12,222
Sinomine Resource Group Co. Ltd. (A Shares)	4,056	15,112
Sinopharm Group Co. Ltd. (H Shares)	116,000	272,597
Sinotruk Hong Kong Ltd.	59,000	155,187
SITC International Holdings Co. Ltd.	115,000	256,117
Smoore International Holdings Ltd. (b)	158,000	184,637
Songcheng Performance Development Co. Ltd. (A Shares)	17,520	19,826
Soochow Securities Co. Ltd. (A Shares)	25,070	22,085
Southwest Securities Co. Ltd. (A Shares)	36,400	19,814
Spring Airlines Co. Ltd. (A Shares)	5,000	37,501
StarPower Semiconductor Ltd. (A Shares)	980	12,369
Sungrow Power Supply Co. Ltd. (A Shares)	10,080	96,098
Sunny Optical Technology Group Co. Ltd.	60,800	341,632
Sunresin New Materials Co. Ltd. (A Shares)	1,950	10,690
Sunwoda Electronic Co. Ltd. (A Shares)	13,000	30,935
SUPCON Technology Co. Ltd. (A Shares)	4,536	23,724
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	7,900	27,257
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	1,528	22,009
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	2,800	38,794
TAL Education Group ADR (a)	38,467	385,439
TBEA Co. Ltd. (A Shares)	26,750	50,167
TCL Technology Group Corp. (A Shares)	97,940	53,177
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	21,575	26,088
Tencent Holdings Ltd.	574,800	26,524,982
Tencent Music Entertainment Group ADR	65,536	929,300
Thunder Software Technology Co. Ltd. (A Shares)	1,900	11,943
Tian Di Science & Technology Co. Ltd. (A Shares)	20,100	16,175
Tianfeng Securities Co. Ltd. (A Shares) (a)	39,200	13,737
Tianqi Lithium Corp. (A Shares)	8,300	33,638
Tianshan Aluminum Group Co. Ltd.	21,500	20,488
Tianshui Huatian Technology Co. Ltd. (A Shares)	14,800	17,732
Tingyi (Cayman Islands) Holding Corp.	168,000	204,924
Tongcheng Travel Holdings Ltd.	105,600	184,091
TongFu Microelectronics Co. Ltd. (A Shares)	9,600	30,250
Tongkun Group Co. Ltd. (A Shares)	14,900	28,996
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	58,200	25,393
Tongwei Co. Ltd. (A Shares)	22,400	56,250
Topsports International Holdings Ltd. (b)	161,000	71,919
TravelSky Technology Ltd. (H Shares)	80,000	90,210
Trina Solar Co. Ltd. (A Shares)	10,581	25,559
Trip.com Group Ltd. (a)	47,850	2,042,799
Tsingtao Brewery Co. Ltd.:
(A Shares)	2,500	23,785
(H Shares)	56,000	358,026
Unigroup Guoxin Microelectronics Co. Ltd.	4,599	34,347
Unisplendour Corp. Ltd. (A Shares)	13,320	42,710
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	12,400	27,686
Vipshop Holdings Ltd. ADR	32,567	444,214
Walvax Biotechnology Co. Ltd. (A Shares)	8,200	13,152
Wanda Film Holding Co. Ltd. (A Shares) (a)	12,700	19,614
Wanhua Chemical Group Co. Ltd. (A Shares)	15,800	169,823
Want Want China Holdings Ltd.	398,000	238,917
Weichai Power Co. Ltd.:
(A Shares)	17,600	33,641
(H Shares)	187,000	298,708
Weihai Guangwei Composites Co. Ltd. (A Shares)	3,520	13,754
Wens Foodstuffs Group Co. Ltd. (A Shares)	35,360	97,660
Western Mining Co. Ltd. (A Shares)	13,000	29,026
Western Securities Co. Ltd. (A Shares)	22,700	20,531
Western Superconducting Technologies Co. Ltd. (A Shares)	4,070	21,760
Wharf Holdings Ltd.	92,000	252,584
Will Semiconductor Ltd.	6,150	87,713
Wilmar International Ltd.	168,000	399,671
Wingtech Technology Co. Ltd. (A Shares)	5,900	24,377
Wintime Energy Group Co. Ltd. (A Shares) (a)(d)	78,900	12,021
Wuchan Zhongda Group Co. Ltd.	28,300	17,090
Wuhan Guide Infrared Co. Ltd. (A Shares)	17,590	15,422
Wuliangye Yibin Co. Ltd. (A Shares)	20,200	354,939
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	10,540	48,877
WuXi AppTec Co. Ltd.	9,260	54,562
WuXi AppTec Co. Ltd. (H Shares) (b)	37,464	153,685
Wuxi Biologics (Cayman), Inc. (a)(b)	334,500	489,259
XCMG Construction Machinery Co. Ltd. (A Shares)	57,800	52,438
Xiamen C&D, Inc. (A Shares)	20,500	22,517
Xiamen Faratronic Co. Ltd. (A Shares)	900	10,802
Xiamen Tungsten Co. Ltd. (A Shares)	6,000	14,128
Xiaomi Corp. Class B (a)(b)	1,332,800	2,862,630
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	8,381	23,565
Xinyi Solar Holdings Ltd.	416,968	198,001
XPeng, Inc. Class A (a)	105,202	425,230
Yadea Group Holdings Ltd. (b)	106,000	142,729
Yankuang Ener-A:
(A Shares)	27,365	56,854
(H Shares)	278,200	363,202
Yantai Jereh Oilfield Services (A Shares)	5,300	23,117
Yealink Network Technology Corp. Ltd.	6,030	28,121
Yifeng Pharmacy Chain Co. Ltd.	6,432	18,655
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	7,000	26,537
YongXing Special Materials Technology Co. Ltd. (A Shares)	1,950	9,026
Yonyou Network Technology Co. Ltd. (A Shares) (a)	16,720	22,186
Youngor Fashion Co. Ltd. (A Shares)	20,800	20,599
YTO Express Group Co. Ltd. (A Shares)	15,900	31,581
Yum China Holdings, Inc.	34,258	1,035,962
Yunda Holding Co. Ltd. (A Shares)	12,780	13,064
Yunnan Aluminium Co. Ltd. (A Shares)	17,100	28,588
Yunnan Baiyao Group Co. Ltd. (A Shares)	8,400	58,767
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	1,700	11,397
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	22,900	17,128
Yunnan Energy New Material Co. Ltd.	4,400	18,783
Yunnan Tin Co. Ltd. (A Shares)	8,900	17,332
Yunnan Yuntianhua Co. Ltd. (Series A)	9,300	25,235
Yutong Bus Co. Ltd.	10,100	31,364
Zangge Mining Co. Ltd. (Series A)	8,700	27,716
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	3,100	91,350
Zhaojin Mining Industry Co. Ltd. (H Shares)	130,500	233,511
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	34,940	15,874
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	32,700	34,966
Zhejiang Chint Electric Co. Ltd. (A Shares)	10,200	27,239
Zhejiang Dahua Technology Co. Ltd. (A Shares)	17,200	35,735
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	2,800	20,392
Zhejiang Expressway Co. Ltd. (H Shares)	145,640	95,629
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	9,190	21,830
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	7,740	25,172
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	7,100	29,384
Zhejiang Juhua Co. Ltd. (A Shares)	14,500	39,846
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)	43,000	137,594
Zhejiang Longsheng Group Co. Ltd. (A Shares)	19,700	24,530
Zhejiang NHU Co. Ltd. (A Shares)	14,532	42,068
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,100	23,217
Zhejiang Supor Cookware Co. Ltd.	3,000	20,872
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)	10,800	21,391
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	8,840	23,460
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	11,500	22,332
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)	56,200	51,609
Zheshang Securities Co. Ltd.	16,700	26,878
Zhongji Innolight Co. Ltd. (A Shares)	5,740	102,958
Zhongjin Gold Co. Ltd. (A Shares)	25,600	56,946
Zhongsheng Group Holdings Ltd. Class H	72,500	113,397
Zhongtai Securities Co. Ltd. (A Shares)	36,900	30,870
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	5,256	39,625
(H Shares)	39,000	144,013
Zijin Mining Group Co. Ltd.:
(A Shares)	88,000	202,090
(H Shares)	498,000	1,010,935
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	34,900	32,533
ZTE Corp.:
(A Shares)	5,600	21,268
(H Shares)	92,200	206,283
ZTO Express, Inc. sponsored ADR	37,175	704,466
TOTAL CHINA		166,406,605
Colombia - 0.0%
Bancolombia SA	26,232	236,483
Interconexion Electrica SA ESP	38,592	166,714
TOTAL COLOMBIA		403,197
Czech Republic - 0.0%
CEZ A/S	13,969	537,930
Komercni Banka A/S	6,294	217,588
MONETA Money Bank A/S (b)	25,912	118,704
TOTAL CZECH REPUBLIC		874,222
Denmark - 2.3%
A.P. Moller - Maersk A/S:
Series A	260	422,311
Series B	393	650,155
Carlsberg A/S Series B	8,300	1,002,283
Coloplast A/S Series B	10,955	1,424,156
Danske Bank A/S	59,948	1,834,415
Demant A/S (a)	8,547	327,234
DSV A/S	14,885	2,728,578
Genmab A/S (a)	5,751	1,624,494
Novo Nordisk A/S Series B	283,677	37,585,188
Novonesis (NOVOZYMES) B Series B	32,470	2,067,223
ORSTED A/S (a)(b)	16,476	980,618
Pandora A/S	7,155	1,121,698
Rockwool International A/S Series B	811	358,489
Tryg A/S	30,219	661,756
Vestas Wind Systems A/S (a)	87,815	2,173,162
TOTAL DENMARK		54,961,760
Egypt - 0.0%
Commercial International Bank SAE	179,723	308,260
Commercial International Bank SAE GDR	11,946	19,687
Eastern Co. SAE	125,942	57,965
Talaat Moustafa Group Holding	79,324	91,886
TOTAL EGYPT		477,798
Finland - 0.6%
Elisa Corp. (A Shares)	12,515	582,678
Fortum Corp.	39,296	603,474
Kesko Oyj	23,919	432,302
Kone OYJ (B Shares)	29,501	1,505,699
Metso Corp.	53,575	543,751
Neste OYJ	36,876	744,262
Nokia Corp.	463,135	1,820,077
Nordea Bank Abp (Helsinki Stock Exchange)	274,337	3,210,219
Orion Oyj (B Shares)	9,268	425,987
Sampo Oyj (A Shares)	39,244	1,718,835
Stora Enso Oyj (R Shares)	49,490	618,089
UPM-Kymmene Corp.	46,290	1,529,472
Wartsila Corp.	43,776	902,761
TOTAL FINLAND		14,637,606
France - 5.8%
Accor SA	16,998	654,349
Aeroports de Paris SA	2,955	388,563
Air Liquide SA	50,201	9,159,602
Airbus Group NV	51,643	7,814,967
Alstom SA	30,169	591,090
Amundi SA (b)	5,414	395,796
Arkema SA	5,142	465,228
AXA SA	157,817	5,540,929
bioMerieux SA	3,525	372,719
BNP Paribas SA	89,800	6,152,536
Bollore SA	62,498	389,598
Bouygues SA	16,461	569,008
Bureau Veritas SA	27,620	866,861
Capgemini SA	13,517	2,683,442
Carrefour SA	49,528	738,821
Compagnie de St.-Gobain	39,668	3,402,950
Compagnie Generale des Etablissements Michelin SCA Series B	59,071	2,338,555
Covivio	4,414	228,056
Credit Agricole SA	92,140	1,398,268
Danone SA	55,994	3,637,656
Dassault Aviation SA	1,703	342,996
Dassault Systemes SA	58,147	2,204,281
Edenred SA	21,751	906,526
Eiffage SA	6,412	639,118
Engie SA	158,262	2,487,905
EssilorLuxottica SA	25,637	5,873,753
Eurazeo SA	4,014	316,254
Gecina SA	4,065	403,420
Getlink SE	26,313	469,163
Hermes International SCA	2,755	6,031,774
Ipsen SA	3,231	363,662
Kering SA	6,482	1,990,869
Klepierre SA	18,964	543,470
L'Oreal SA	20,914	9,044,215
La Francaise des Jeux SAEM (b)	9,015	350,258
Legrand SA	23,020	2,487,240
LVMH Moet Hennessy Louis Vuitton SE	23,977	16,912,474
Orange SA	162,527	1,803,606
Pernod Ricard SA	17,788	2,387,132
Publicis Groupe SA	19,959	2,083,650
Remy Cointreau SA	1,954	154,182
Remy Cointreau SA rights (a)(e)	1,954	4,229
Renault SA	16,798	815,175
Rexel SA	19,782	503,541
Safran SA	29,718	6,528,827
Sartorius Stedim Biotech	2,548	510,013
SEB SA	2,124	212,745
Societe Generale Series A	62,987	1,633,693
Sodexo SA	7,723	731,762
Teleperformance	4,707	607,223
Thales SA	8,240	1,310,462
TotalEnergies SE	186,782	12,601,499
Unibail-Rodamco-Westfield NV	10,308	773,099
Veolia Environnement SA	59,809	1,878,823
VINCI SA	43,505	4,964,703
Vivendi SA	63,712	680,697
TOTAL FRANCE		139,341,433
Germany - 5.0%
adidas AG	14,102	3,530,075
Allianz SE	34,010	9,579,441
BASF AG	77,715	3,618,191
Bayer AG	85,456	2,542,376
Bayerische Motoren Werke AG (BMW)	27,682	2,567,482
Bechtle AG	7,017	310,449
Beiersdorf AG	8,764	1,272,865
Brenntag SE	11,209	798,458
Carl Zeiss Meditec AG	3,428	235,026
Commerzbank AG	91,788	1,499,004
Continental AG	9,569	586,617
Covestro AG (a)(b)	16,532	974,385
CTS Eventim AG	5,458	481,414
Daimler Truck Holding AG	46,480	1,797,829
Deutsche Bank AG	164,760	2,574,105
Deutsche Borse AG	16,523	3,383,391
Deutsche Lufthansa AG	52,158	326,863
Deutsche Telekom AG	281,763	7,370,214
DHL Group	86,196	3,844,819
E.ON SE	194,534	2,729,579
Evonik Industries AG	22,754	462,098
Fresenius Medical Care AG & Co. KGaA	17,922	691,572
Fresenius SE & Co. KGaA (a)	36,807	1,322,103
GEA Group AG	13,477	595,671
Hannover Reuck SE	5,249	1,304,864
HeidelbergCement AG	11,852	1,237,532
Henkel AG & Co. KGaA	9,257	717,259
Infineon Technologies AG	113,558	3,944,797
Knorr-Bremse AG	6,176	496,648
LEG Immobilien AG	6,480	567,070
Mercedes-Benz Group AG (Germany)	69,745	4,610,457
Merck KGaA	11,238	2,016,514
MTU Aero Engines AG	4,698	1,330,590
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,863	5,849,326
Nemetschek SE	4,927	471,104
Puma AG	9,244	459,198
Rational AG	435	381,095
Rheinmetall AG	3,793	2,068,086
RWE AG	55,093	2,056,446
SAP SE	90,760	19,188,508
Scout24 AG (b)	6,531	517,390
Siemens AG	66,056	12,094,663
Siemens Energy AG (a)	52,228	1,521,054
Siemens Healthineers AG (b)	24,462	1,313,905
Symrise AG	11,583	1,463,543
Talanx AG	5,636	428,494
Volkswagen AG	2,388	281,758
Vonovia SE	63,789	1,961,303
Zalando SE (a)(b)	19,576	502,323
TOTAL GERMANY		119,877,954
Greece - 0.1%
Alpha Services and Holdings SA	191,686	353,291
Eurobank Ergasias Services and Holdings SA	228,014	522,655
Ff Group (a)(d)	256	0
Hellenic Telecommunications Organization SA	15,892	260,911
Jumbo SA	9,832	263,463
Metlen Energy & Metals SA	9,342	368,827
Motor Oil (HELLAS) Corinth Refineries SA	5,648	143,767
National Bank of Greece SA	68,268	599,191
OPAP SA	16,389	285,743
Piraeus Financial Holdings SA	90,313	381,569
Public Power Corp. of Greece	18,321	233,374
TOTAL GREECE		3,412,791
Hong Kong - 1.0%
AIA Group Ltd.	977,200	6,536,355
CK Asset Holdings Ltd.	168,745	645,792
CK Infrastructure Holdings Ltd.	56,000	373,794
CLP Holdings Ltd.	143,500	1,231,606
Futu Holdings Ltd. ADR (a)	4,780	302,478
Hang Seng Bank Ltd.	66,800	819,519
Henderson Land Development Co. Ltd.	124,010	348,322
HKT Trust/HKT Ltd. unit	336,000	406,837
Hong Kong & China Gas Co. Ltd.	987,865	805,430
Hong Kong Exchanges and Clearing Ltd.	104,849	3,092,736
Hongkong Land Holdings Ltd.	96,509	311,724
Jardine Matheson Holdings Ltd.	13,635	479,952
Link (REIT)	222,860	941,318
MTR Corp. Ltd.	137,391	444,907
Orient Overseas International Ltd.	11,000	155,295
Power Assets Holdings Ltd.	122,500	780,829
Prudential PLC	239,241	2,159,004
Sino Biopharmaceutical Ltd.	913,250	328,463
Sino Land Ltd.	330,688	341,995
Sun Hung Kai Properties Ltd.	126,000	1,090,974
Swire Pacific Ltd. (A Shares)	37,000	318,955
Swire Properties Ltd.	98,400	155,670
Techtronic Industries Co. Ltd.	119,500	1,531,061
WH Group Ltd. (b)	713,766	464,098
Wharf Real Estate Investment Co. Ltd.	143,000	351,787
TOTAL HONG KONG		24,418,901
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	37,740	294,165
OTP Bank PLC	19,399	993,386
Richter Gedeon PLC	11,927	340,020
TOTAL HUNGARY		1,627,571
India - 5.4%
ABB India Ltd.	4,625	436,210
Adani Enterprises Ltd.	14,927	565,041
Adani Green Energy Ltd. (a)	27,663	610,300
Adani Ports & Special Economic Zone Ltd.	46,014	862,765
Adani Power Ltd. (a)	67,383	591,075
Ambuja Cements Ltd.	50,976	413,974
APL Apollo Tubes Ltd.	14,364	254,846
Apollo Hospitals Enterprise Ltd.	8,790	694,494
Ashok Leyland Ltd.	128,156	393,509
Asian Paints Ltd.	33,456	1,232,486
Astral Ltd.	11,809	308,702
AU Small Finance Bank Ltd. (b)	30,988	239,106
Aurobindo Pharma Ltd.	22,674	388,377
Avenue Supermarts Ltd. (a)(b)	14,162	834,883
Axis Bank Ltd.	198,762	2,768,213
Bajaj Auto Ltd.	5,851	675,346
Bajaj Finance Ltd.	24,217	1,968,807
Bajaj Finserv Ltd.	33,319	657,265
Bajaj Holdings & Investment Ltd.	2,326	267,235
Balkrishna Industries Ltd.	6,616	262,600
Bandhan Bank Ltd. (b)	68,905	179,472
Bank of Baroda	91,147	276,126
Bharat Electronics Ltd.	318,699	1,203,003
Bharat Forge Ltd.	22,395	463,666
Bharat Heavy Electricals Ltd.	89,042	335,259
Bharat Petroleum Corp. Ltd.	132,820	555,295
Bharti Airtel Ltd.	197,294	3,514,649
Bosch Ltd.	629	262,773
Britannia Industries Ltd.	9,439	652,106
Canara Bank Ltd.	154,036	211,035
Cg Power & Industrial Soluti	53,467	469,996
Cholamandalam Investment and Finance Co. Ltd.	36,668	620,390
Cipla Ltd./India	45,799	844,730
Coal India Ltd.	134,559	839,228
Colgate-Palmolive Ltd.	11,925	485,971
Container Corp. of India Ltd.	21,158	262,922
Cummins India Ltd.	11,893	547,202
Dabur India Ltd.	46,344	351,865
Divi's Laboratories Ltd.	10,313	606,405
DLF Ltd.	64,800	688,146
Dr. Reddy's Laboratories Ltd.	10,199	822,288
Eicher Motors Ltd.	11,987	710,491
GAIL India Ltd.	198,518	571,338
GMR Airports Infrastructure Ltd. (a)	207,099	251,627
Godrej Consumer Products Ltd.	35,746	615,101
Godrej Properties Ltd. (a)	10,729	412,558
Grasim Industries Ltd.	22,966	761,645
Havells India Ltd.	21,957	485,110
HCL Technologies Ltd.	82,682	1,622,083
HDFC Asset Management Co. Ltd. (b)	8,458	415,613
HDFC Bank Ltd.	244,448	4,723,830
HDFC Standard Life Insurance Co. Ltd. (b)	84,480	721,928
Hero Motocorp Ltd.	10,485	687,303
Hindalco Industries Ltd.	117,280	937,928
Hindustan Aeronautics Ltd.	17,500	1,028,928
Hindustan Petroleum Corp. Ltd.	72,879	341,425
Hindustan Unilever Ltd.	71,523	2,311,254
ICICI Bank Ltd.	451,913	6,587,374
ICICI Lombard General Insurance Co. Ltd. (b)	19,182	459,986
ICICI Prudential Life Insurance Co. Ltd. (b)	31,099	273,354
IDFC Bank Ltd. (a)	299,379	271,712
Indian Oil Corp. Ltd.	246,778	535,451
Indian Railway Catering & Tourism Corp. Ltd.	20,656	243,657
Indus Towers Ltd. (a)	105,419	545,365
IndusInd Bank Ltd.	24,756	422,161
Info Edge India Ltd.	6,213	521,455
Infosys Ltd.	288,747	6,402,983
InterGlobe Aviation Ltd. (a)(b)	15,178	810,711
ITC Ltd.	259,442	1,534,909
Jindal Stainless Ltd.	28,175	249,184
Jindal Steel & Power Ltd.	30,604	361,223
Jio Financial Services Ltd.	248,783	976,082
JSW Energy Ltd.	29,765	258,802
JSW Steel Ltd.	51,920	575,612
Jubilant Foodworks Ltd.	31,460	224,994
Kotak Mahindra Bank Ltd.	95,128	2,054,060
Larsen & Toubro Ltd.	58,563	2,668,383
Ltimindtree Ltd. (b)	7,596	513,322
Lupin Ltd.	19,502	445,311
Macrotech Developers Ltd. (b)	26,050	407,203
Mahindra & Mahindra Ltd.	81,187	2,819,560
Mankind Pharma Ltd. (a)	8,522	206,424
Marico Ltd.	44,813	360,793
Maruti Suzuki India Ltd.	12,318	1,929,591
Max Healthcare Institute Ltd.	67,788	746,675
Mphasis BFL Ltd.	9,034	312,093
MRF Ltd.	200	339,789
Muthoot Finance Ltd.	10,384	227,963
Nestle India Ltd.	29,389	862,195
NHPC Ltd.	256,875	322,260
NMDC Ltd.	87,785	253,318
NTPC Ltd.	380,759	1,891,794
Oil & Natural Gas Corp. Ltd.	274,361	1,095,114
Page Industries Ltd.	534	270,398
PB Fintech Ltd. (a)	25,014	434,089
Persistent Systems Ltd.	8,553	493,631
Petronet LNG Ltd.	65,101	286,520
Phoenix Mills Ltd.	8,385	360,245
PI Industries Ltd.	6,579	348,151
Pidilite Industries Ltd.	13,093	498,276
Polycab India Ltd.	4,612	377,772
Power Finance Corp. Ltd.	129,580	861,723
Power Grid Corp. of India Ltd.	405,388	1,685,893
Punjab National Bank	190,130	281,467
REC Ltd.	114,839	883,638
Reliance Industries Ltd.	264,661	9,517,204
Samvardhana Motherson International Ltd.	237,727	558,118
SBI Cards & Payment Services Ltd.	24,390	211,732
SBI Life Insurance Co. Ltd. (b)	39,377	824,738
Shree Cement Ltd.	769	254,783
Shriram Finance Ltd.	24,651	863,220
Siemens Ltd.	7,770	661,938
Solar Industries India Ltd.	2,316	298,280
Sona Blw Precision Forgings Ltd. (b)	35,616	288,938
SRF Ltd.	13,141	415,115
State Bank of India	155,390	1,619,083
Sun Pharmaceutical Industries Ltd.	83,502	1,714,713
Sundaram Finance Ltd.	5,668	292,793
Supreme Industries Ltd.	5,435	347,572
Suzlon Energy Ltd. (a)	832,580	689,907
Tata Communications Ltd.	9,699	230,608
Tata Consultancy Services Ltd.	78,597	4,116,618
Tata Consumer Products Ltd.	49,896	708,532
Tata Consumer Products Ltd. rights 8/19/24 (a)	1,919	8,502
Tata Elxsi Ltd.	2,996	249,924
Tata Motors Ltd.	141,664	1,957,004
Tata Motors Ltd. Class A	44,330	419,857
Tata Power Co. Ltd./The	126,027	682,758
Tata Steel Ltd.	651,398	1,286,259
Tech Mahindra Ltd.	46,996	872,477
The Indian Hotels Co. Ltd.	74,941	574,670
Thermax Ltd.	3,553	215,222
Titan Co. Ltd.	30,982	1,279,924
Torrent Pharmaceuticals Ltd.	8,954	339,193
Torrent Power Ltd.	14,336	319,576
Trent Ltd.	15,792	1,101,301
Tube Investments of India Ltd.	9,292	459,291
Tvs Motor Co. Ltd.	20,815	629,215
Ultratech Cement Ltd.	10,037	1,424,997
Union Bank of India Ltd.	134,203	216,064
United Spirits Ltd.	25,045	422,752
UPL Ltd.	38,990	266,390
Varun Beverages Ltd.	39,707	748,065
Vedanta Ltd.	118,966	640,455
Wipro Ltd.	114,040	711,665
Yes Bank Ltd. (a)	1,226,829	388,440
Zomato Ltd. (a)	576,160	1,578,925
TOTAL INDIA		131,115,407
Indonesia - 0.4%
Amman Mineral Internasional PT	569,000	413,802
PT Adaro Energy Indonesia Tbk	1,240,700	245,698
PT Aneka Tambang Tbk	718,600	58,116
PT Astra International Tbk	1,772,800	514,614
PT Bank Central Asia Tbk	4,832,800	3,053,937
PT Bank Mandiri (Persero) Tbk	3,256,400	1,284,289
PT Bank Negara Indonesia (Persero) Tbk	1,270,400	388,308
PT Bank Rakyat Indonesia (Persero) Tbk	5,945,110	1,710,646
PT Barito Pacific Tbk	2,468,948	165,508
PT Chandra Asri Pacific Tbk	664,600	394,427
PT Charoen Pokphand Indonesia Tbk	632,200	203,152
PT GoTo Gojek Tokopedia Tbk (a)	76,782,400	250,275
PT Indah Kiat Pulp & Paper Tbk	206,800	106,198
PT Indofood CBP Sukses Makmur Tbk	201,800	135,588
PT Indofood Sukses Makmur Tbk	380,900	143,482
PT Kalbe Farma Tbk	1,810,700	177,061
PT Merdeka Copper Gold Tbk (a)	839,561	127,018
PT Sumber Alfaria Trijaya Tbk	1,664,800	290,777
PT Telkom Indonesia Persero Tbk	4,334,200	769,773
PT Unilever Indonesia Tbk	649,100	97,405
PT United Tractors Tbk	128,500	203,893
TOTAL INDONESIA		10,733,967
Ireland - 0.3%
AerCap Holdings NV	17,826	1,674,753
AIB Group PLC	148,338	850,856
Bank of Ireland Group PLC	90,653	1,027,694
Kerry Group PLC Class A	13,589	1,270,658
Kingspan Group PLC (Ireland)	13,548	1,266,825
TOTAL IRELAND		6,090,786
Israel - 0.4%
Azrieli Group	3,593	220,594
Bank Hapoalim BM (Reg.)	111,208	1,021,946
Bank Leumi le-Israel BM	133,147	1,149,592
Check Point Software Technologies Ltd. (a)	7,861	1,442,100
Elbit Systems Ltd. (Israel)	2,330	416,459
Global-e Online Ltd. (a)	8,503	291,823
Icl Group Ltd.	66,821	280,512
Israel Discount Bank Ltd. (Class A)	108,672	555,663
Mizrahi Tefahot Bank Ltd.	13,316	481,157
NICE Ltd. (a)	5,270	956,306
NICE Ltd. sponsored ADR (a)	209	37,829
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	97,522	1,699,808
Wix.com Ltd. (a)	4,616	719,750
TOTAL ISRAEL		9,273,539
Italy - 1.5%
Amplifon SpA	10,608	337,527
Banco BPM SpA	112,166	776,907
Coca-Cola HBC AG	19,117	697,954
Davide Campari Milano NV	52,857	477,085
DiaSorin SpA	1,913	209,105
Enel SpA	706,129	5,041,180
Eni SpA	185,195	2,963,083
Ferrari NV (Italy)	10,953	4,509,218
FinecoBank SpA	53,114	902,477
Generali	87,805	2,273,995
Infrastrutture Wireless Italiane SpA (b)	29,053	323,230
Intesa Sanpaolo SpA	1,270,230	5,158,193
Leonardo SpA	35,273	840,214
Mediobanca SpA	44,186	717,065
Moncler SpA	19,128	1,140,226
Nexi SpA (a)(b)	50,552	310,533
Poste Italiane SpA (b)	39,343	532,876
Prysmian SpA	22,854	1,571,582
Recordati SpA	8,910	485,517
Snam SpA	175,654	839,385
Telecom Italia SpA (a)	855,160	209,810
Terna - Rete Elettrica Nazionale	122,107	1,016,236
UniCredit SpA	131,584	5,404,774
TOTAL ITALY		36,738,172
Japan - 14.3%
Advantest Corp.	66,700	2,952,234
AEON Co. Ltd. (c)	56,900	1,298,264
AGC, Inc.	17,100	612,005
Aisin Seiki Co. Ltd.	15,300	525,984
Ajinomoto Co., Inc.	40,800	1,680,359
Ana Holdings, Inc.	13,600	260,137
Asahi Group Holdings	41,900	1,542,473
Asahi Kasei Corp.	110,200	794,681
Asics Corp.	59,333	980,269
Astellas Pharma, Inc.	157,500	1,826,678
Bandai Namco Holdings, Inc.	52,000	1,105,040
Bridgestone Corp.	49,500	2,018,295
Brother Industries Ltd.	19,800	411,451
Canon, Inc.	86,900	2,720,118
Capcom Co. Ltd.	30,200	645,508
Central Japan Railway Co.	67,200	1,584,371
Chiba Bank Ltd.	45,600	427,157
Chubu Electric Power Co., Inc.	56,400	711,121
Chugai Pharmaceutical Co. Ltd.	58,400	2,548,723
Concordia Financial Group Ltd.	90,300	569,117
Dai Nippon Printing Co. Ltd.	18,100	595,458
Dai-ichi Mutual Life Insurance Co.	78,700	2,399,588
Daifuku Co. Ltd.	26,500	484,874
Daiichi Sankyo Co. Ltd.	160,800	6,549,013
Daikin Industries Ltd.	22,900	3,320,653
Daito Trust Construction Co. Ltd.	5,100	617,393
Daiwa House Industry Co. Ltd.	48,700	1,379,105
Daiwa Securities Group, Inc.	116,400	961,010
DENSO Corp.	164,300	2,694,358
Dentsu Group, Inc.	17,800	470,689
Disco Corp.	8,000	2,675,175
East Japan Railway Co.	79,000	1,505,219
Eisai Co. Ltd.	22,000	838,991
ENEOS Holdings, Inc.	251,200	1,316,173
FANUC Corp.	82,800	2,454,753
Fast Retailing Co. Ltd.	15,200	4,189,863
Fuji Electric Co. Ltd.	11,100	624,341
FUJIFILM Holdings Corp.	97,300	2,313,398
Fujitsu Ltd.	153,100	2,780,323
Hamamatsu Photonics K.K.	12,000	348,373
Hankyu Hanshin Holdings, Inc.	20,100	577,621
Hikari Tsushin, Inc.	1,600	301,298
Hitachi Construction Machinery Co. Ltd.	9,300	231,636
Hitachi Ltd.	395,500	8,545,443
Honda Motor Co. Ltd.	390,300	4,170,190
Hoshizaki Corp.	9,300	294,697
Hoya Corp.	30,500	3,821,675
Hulic Co. Ltd.	32,900	323,169
Ibiden Co. Ltd.	9,900	386,140
Idemitsu Kosan Co. Ltd.	77,830	512,613
INPEX Corp.	82,400	1,272,379
Isuzu Motors Ltd.	51,000	689,883
Itochu Corp.	103,300	5,297,581
Japan Airlines Co. Ltd.	12,200	197,675
Japan Exchange Group, Inc.	43,300	1,016,616
Japan Post Bank Co. Ltd.	125,900	1,324,091
Japan Post Holdings Co. Ltd.	181,200	1,918,993
Japan Post Insurance Co. Ltd.	16,500	345,079
Japan Real Estate Investment Corp.	110	381,830
Japan Tobacco, Inc.	103,600	3,048,449
JFE Holdings, Inc.	49,200	720,700
Kajima Corp.	36,800	711,106
Kansai Electric Power Co., Inc.	61,400	1,050,910
Kao Corp.	40,600	1,777,861
Kawasaki Kisen Kaisha Ltd.	34,400	528,562
KDDI Corp.	130,100	3,914,711
Keisei Electric Railway Co.	11,200	334,982
Keyence Corp.	16,900	7,389,701
Kikkoman Corp.	59,200	740,826
Kintetsu Group Holdings Co. Ltd.	15,400	358,362
Kirin Holdings Co. Ltd.	67,600	955,700
Kobe Bussan Co. Ltd.	12,800	338,189
Koito Manufacturing Co. Ltd.	17,100	256,320
Komatsu Ltd.	80,400	2,285,577
Konami Group Corp.	8,800	662,109
Kubota Corp.	86,900	1,249,354
Kyocera Corp.	112,100	1,411,896
Kyowa Kirin Co., Ltd.	23,000	485,130
Lasertec Corp.	7,000	1,242,033
LY Corp.	232,500	581,695
M3, Inc.	37,630	351,361
Makita Corp.	19,500	642,776
Marubeni Corp.	123,900	2,331,771
MatsukiyoCocokara & Co.	29,300	479,287
Mazda Motor Corp.	49,800	429,546
McDonald's Holdings Co. (Japan) Ltd.	7,400	306,759
Meiji Holdings Co. Ltd.	20,000	505,087
Minebea Mitsumi, Inc.	31,200	750,495
Mitsubishi Chemical Group Corp.	119,200	704,025
Mitsubishi Corp.	290,600	6,001,487
Mitsubishi Electric Corp.	168,100	2,800,845
Mitsubishi Estate Co. Ltd.	97,900	1,668,602
Mitsubishi HC Capital, Inc.	70,200	511,018
Mitsubishi Heavy Industries Ltd.	278,900	3,342,919
Mitsubishi UFJ Financial Group, Inc.	965,300	11,149,556
Mitsui & Co. Ltd.	219,800	5,100,215
Mitsui Chemicals, Inc.	14,700	425,007
Mitsui Fudosan Co. Ltd.	232,300	2,406,596
Mitsui OSK Lines Ltd.	30,000	952,895
Mizuho Financial Group, Inc.	209,710	4,794,001
MonotaRO Co. Ltd.	21,400	302,517
MS&AD Insurance Group Holdings, Inc.	111,900	2,637,992
Murata Manufacturing Co. Ltd.	150,100	3,339,422
NEC Corp.	21,400	1,852,270
Nexon Co. Ltd.	28,800	620,315
Nidec Corp.	36,300	1,596,863
Nintendo Co. Ltd.	90,300	4,989,834
Nippon Building Fund, Inc.	134	517,913
Nippon Express Holdings, Inc.	6,200	306,782
Nippon Paint Holdings Co. Ltd.	82,800	529,394
Nippon Prologis REIT, Inc.	194	319,999
Nippon Sanso Holdings Corp.	15,200	504,282
Nippon Steel Corp.	74,100	1,608,889
Nippon Telegraph & Telephone Corp.	2,596,000	2,766,592
Nippon Yusen KK	40,000	1,288,956
Nissan Chemical Corp.	10,700	345,246
Nissan Motor Co. Ltd.	204,500	649,109
Nissin Food Holdings Co. Ltd.	17,100	510,586
Nitori Holdings Co. Ltd.	7,000	856,068
Nitto Denko Corp.	12,540	1,088,893
Nomura Holdings, Inc.	261,900	1,614,774
Nomura Real Estate Holdings, Inc.	9,700	274,608
Nomura Real Estate Master Fund, Inc.	352	347,054
Nomura Research Institute Ltd.	32,900	1,025,620
NTT Data Corp.	55,000	856,593
Obayashi Corp.	56,500	741,807
OBIC Co. Ltd.	5,600	852,308
Olympus Corp.	100,500	1,735,041
OMRON Corp.	15,300	567,536
Ono Pharmaceutical Co. Ltd.	32,800	483,877
Oracle Corp. Japan	3,300	269,410
Oriental Land Co. Ltd.	94,800	2,714,079
ORIX Corp.	100,400	2,428,641
Osaka Gas Co. Ltd.	32,300	731,083
Otsuka Corp.	19,600	435,817
Otsuka Holdings Co. Ltd.	36,400	1,855,246
Pan Pacific International Holdings Ltd.	33,090	870,516
Panasonic Holdings Corp.	203,000	1,662,811
Rakuten Group, Inc. (a)	130,800	767,362
Recruit Holdings Co. Ltd.	129,100	7,403,019
Renesas Electronics Corp.	130,200	2,242,548
Resona Holdings, Inc.	184,000	1,319,453
Ricoh Co. Ltd.	47,900	445,916
ROHM Co. Ltd.	28,200	385,713
SBI Holdings, Inc. Japan	23,800	626,437
Screen Holdings Co. Ltd.	7,100	601,652
SCSK Corp.	13,800	272,076
Secom Co. Ltd.	18,200	1,162,120
Seiko Epson Corp.	25,100	434,492
Sekisui Chemical Co. Ltd.	33,600	509,927
Sekisui House Ltd.	52,000	1,302,930
Seven & i Holdings Co. Ltd.	194,400	2,327,893
SG Holdings Co. Ltd.	27,500	279,672
Shimadzu Corp.	20,800	618,981
SHIMANO, Inc.	6,600	1,177,651
Shin-Etsu Chemical Co. Ltd.	156,700	6,962,289
Shionogi & Co. Ltd.	21,900	963,361
Shiseido Co. Ltd.	34,900	1,090,675
Shizuoka Financial Group	38,000	379,555
SMC Corp.	5,000	2,432,828
SoftBank Corp.	248,000	3,235,100
SoftBank Group Corp.	89,500	5,469,562
Sompo Holdings, Inc.	77,600	1,769,429
Sony Group Corp.	108,600	9,645,704
Subaru Corp.	52,600	1,011,314
Sumco Corp.	30,000	493,212
Sumitomo Corp.	90,400	2,246,218
Sumitomo Electric Industries Ltd.	62,300	942,417
Sumitomo Metal Mining Co. Ltd.	21,100	643,425
Sumitomo Mitsui Financial Group, Inc.	108,800	7,856,767
Sumitomo Mitsui Trust Holdings, Inc.	57,100	1,443,308
Sumitomo Realty & Development Co. Ltd.	24,900	823,013
Suntory Beverage & Food Ltd.	12,100	437,944
Suzuki Motor Corp.	136,900	1,573,280
Sysmex Corp.	43,900	718,699
T&D Holdings, Inc.	42,800	802,318
Taisei Corp.	14,400	611,587
Takeda Pharmaceutical Co. Ltd.	137,477	3,859,569
TDK Corp.	33,876	2,363,269
Terumo Corp.	116,800	2,094,033
TIS, Inc.	18,200	392,417
Toho Co. Ltd.	9,600	344,758
Tokio Marine Holdings, Inc.	163,400	6,410,695
Tokyo Electric Power Co., Inc. (a)	133,200	667,167
Tokyo Electron Ltd.	41,000	8,579,147
Tokyo Gas Co. Ltd.	31,500	690,153
Tokyu Corp.	43,800	530,654
Toppan Holdings, Inc.	20,100	568,552
Toray Industries, Inc.	119,000	618,688
Toto Ltd.	12,300	338,683
Toyota Industries Corp.	12,700	1,087,687
Toyota Motor Corp.	921,900	17,710,399
Toyota Tsusho Corp.	54,300	1,085,621
Trend Micro, Inc.	11,700	560,810
Unicharm Corp.	35,000	1,172,522
West Japan Railway Co.	38,500	757,951
Yakult Honsha Co. Ltd.	21,900	451,142
Yamaha Motor Co. Ltd.	78,000	726,335
Yamato Holdings Co. Ltd.	22,200	269,621
Yaskawa Electric Corp.	20,900	727,400
Yokogawa Electric Corp.	20,000	506,245
Zensho Holdings Co. Ltd.	8,200	334,284
ZOZO, Inc.	11,600	339,589
TOTAL JAPAN		343,755,746
Jordan - 0.0%
Hikma Pharmaceuticals PLC	14,628	358,048
Korea (South) - 3.2%
Alteogen, Inc. (a)	3,464	796,589
AMOREPACIFIC Corp.	1,894	251,235
Celltrion Pharm, Inc.	1,614	118,300
Celltrion, Inc.	13,298	1,985,298
CJ CheilJedang Corp.	712	200,898
Cosmo AM&T Co. Ltd. (a)	2,098	198,804
Coway Co. Ltd.	4,740	215,582
Db Insurance Co. Ltd.	3,971	320,338
Delivery Hero AG (a)(b)	16,727	372,146
Doosan Bobcat, Inc.	4,719	141,936
Doosan Heavy Industries & Construction Co. Ltd. (a)	39,293	540,146
Ecopro BM Co. Ltd. (a)	4,269	560,665
Ecopro Co. Ltd. (a)	8,722	587,711
Ecopro Materials Co. Ltd.	1,189	70,309
Enchem Co. Ltd. (a)	957	121,914
GS Holdings Corp.	3,998	142,724
Hana Financial Group, Inc.	25,495	1,204,219
Hanjin Kal Corp.	2,324	116,896
Hankook Tire Co. Ltd.	6,238	203,335
Hanmi Pharm Co. Ltd.	598	126,167
Hanmi Semiconductor Co. Ltd.	3,823	366,171
Hanwha Aerospace Co. Ltd.	3,096	650,938
Hanwha Ocean Co. Ltd. (a)	7,805	174,072
Hanwha Solutions Corp.	9,578	173,060
HD Hyundai Co. Ltd.	3,674	225,033
HD Hyundai Electric Co. Ltd.	1,892	428,182
HD Hyundai Heavy Industries Co. Ltd. (a)	1,902	292,981
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	3,632	548,861
HLB, Inc.	10,082	594,708
HMM Co. Ltd.	20,588	273,547
HYBE Co. Ltd.	1,802	231,533
Hyundai Engineering & Construction Co. Ltd.	6,807	166,226
Hyundai Glovis Co. Ltd.	3,206	284,371
Hyundai Mobis	5,311	854,931
Hyundai Motor Co. Ltd.	11,760	2,137,729
Hyundai Steel Co.	7,308	147,516
Industrial Bank of Korea	23,750	242,738
Kakao Corp.	27,163	777,338
KakaoBank Corp.	14,427	225,391
KB Financial Group, Inc.	33,373	2,168,396
Kia Corp.	22,759	1,862,537
Korea Aerospace Industries Ltd.	6,288	261,658
Korea Electric Power Corp. (a)	21,984	318,876
Korea Investment Holdings Co. Ltd.	3,612	193,021
Korea Zinc Co. Ltd.	711	251,224
Korean Air Lines Co. Ltd.	15,384	238,657
KRAFTON, Inc. (a)	2,537	544,520
KT Corp.	2,737	80,110
KT&G Corp.	9,088	619,008
Kum Yang Co. Ltd. (a)	3,208	158,083
Kumho Petro Chemical Co. Ltd.	1,442	146,012
L&F Co. Ltd. (a)	2,183	181,201
LG Chemical Ltd.	4,222	941,620
LG Corp.	8,262	522,938
LG Display Co. Ltd. (a)	25,822	213,046
LG Electronics, Inc.	9,302	706,245
LG Energy Solution (a)	4,089	967,182
LG H & H Co. Ltd.	568	145,961
LG Innotek Co. Ltd.	1,221	228,193
LG Uplus Corp.	19,327	141,518
Lotte Chemical Corp.	1,643	121,625
Meritz Financial Holdings Co.	8,333	513,440
Mirae Asset Securities Co. Ltd.	20,685	117,032
NAVER Corp.	11,309	1,436,546
NCSOFT Corp.	1,224	156,642
Netmarble Corp. (a)(b)	2,295	106,055
NH Investment & Securities Co. Ltd.	11,655	118,270
Orion Corp./Republic of Korea	2,051	131,164
POSCO	6,254	1,625,505
POSCO Chemtech Co. Ltd.	2,718	419,668
POSCO ICT Co. Ltd.	4,561	96,229
Posco International Corp.	4,537	175,546
S-Oil Corp.	3,888	192,727
Samsung Biologics Co. Ltd. (a)(b)	1,550	1,061,404
Samsung C&T Corp.	7,288	826,277
Samsung E&A Co. Ltd. (a)	13,811	287,857
Samsung Electro-Mechanics Co. Ltd.	4,942	575,813
Samsung Electronics Co. Ltd.	415,537	25,451,751
Samsung Fire & Marine Insurance Co. Ltd.	2,685	730,158
Samsung Heavy Industries Co. Ltd. (a)	56,245	480,825
Samsung Life Insurance Co. Ltd.	6,991	492,507
Samsung SDI Co. Ltd.	4,795	1,118,421
Samsung SDS Co. Ltd.	3,745	403,538
Shinhan Financial Group Co. Ltd.	37,745	1,668,496
SK Biopharmaceuticals Co. Ltd. (a)	2,646	165,545
SK Bioscience Co. Ltd. (a)	2,408	97,565
SK Hynix, Inc.	47,502	6,748,399
SK IE Technology Co. Ltd. (a)(b)	2,594	70,636
SK Innovation Co., Ltd. (a)	5,468	415,951
SK Square Co. Ltd. (a)	8,498	534,774
SK Telecom Co. Ltd.	4,482	178,249
SK, Inc.	3,129	342,415
SKC Co. Ltd. (a)	1,640	163,187
Woori Financial Group, Inc.	52,219	600,039
Yuhan Corp.	4,848	334,103
TOTAL KOREA (SOUTH)		75,918,903
Kuwait - 0.2%
Boubyan Bank KSC	126,256	244,700
Gulf Bank	169,638	172,720
Kuwait Finance House KSCP	887,446	2,141,259
Mabanee Co. SAKC	59,715	164,023
Mobile Telecommunication Co.	163,481	243,522
National Bank of Kuwait	684,740	2,028,776
TOTAL KUWAIT		4,995,000
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	40,641	921,019
Eurofins Scientific SA	11,587	687,695
Reinet Investments SCA	11,975	322,446
TOTAL LUXEMBOURG		1,931,160
Macau - 0.1%
Galaxy Entertainment Group Ltd.	191,000	803,081
Sands China Ltd. (a)	212,400	398,547
TOTAL MACAU		1,201,628
Malaysia - 0.4%
AMMB Holdings Bhd	212,100	208,199
Axiata Group Bhd	231,060	120,697
CelcomDigi Bhd	309,000	255,566
CIMB Group Holdings Bhd	607,543	982,489
Gamuda Bhd	172,350	294,846
Genting Bhd	186,100	191,588
Genting Malaysia Bhd	262,100	148,321
Hong Leong Bank Bhd	57,500	241,289
IHH Healthcare Bhd	186,800	256,141
Inari Amertron Bhd	244,200	200,909
IOI Corp. Bhd	213,000	177,094
Kuala Lumpur Kepong Bhd	41,644	191,067
Malayan Banking Bhd	470,898	1,047,465
Malaysia Airports Holdings Bhd	79,616	177,444
Maxis Bhd	195,900	150,512
MISC Bhd	114,300	218,674
MR DIY Group M Sdn Bhd (b)	271,400	124,048
Nestle (Malaysia) Bhd	5,900	139,458
Petronas Chemicals Group Bhd	241,500	304,865
Petronas Dagangan Bhd	26,400	101,934
Petronas Gas Bhd	68,200	270,158
PPB Group Bhd	53,540	172,698
Press Metal Aluminium Holdings	324,700	378,799
Public Bank Bhd	1,269,900	1,163,626
QL Resources Bhd	92,200	134,051
RHB Bank Bhd	124,496	154,722
SD Guthrie Bhd	180,716	175,819
Sime Darby Bhd	228,200	129,137
Telekom Malaysia Bhd	96,521	146,425
Tenaga Nasional Bhd	229,200	702,391
YTL Corp. Bhd	283,600	210,486
YTL Power International Bhd	209,500	212,487
TOTAL MALAYSIA		9,383,405
Mexico - 0.6%
Alfa SA de CV Series A	268,500	154,347
America Movil S.A.B. de CV Series L	1,621,000	1,353,806
Arca Continental S.A.B. de CV	45,400	446,763
Banco del Bajio SA (b)	66,600	198,467
CEMEX S.A.B. de CV unit	1,282,880	829,042
Coca-Cola FEMSA S.A.B. de CV unit	46,220	419,406
Fibra Uno Administracion SA de CV	246,700	313,556
Fomento Economico Mexicano S.A.B. de CV unit	168,300	1,858,518
Gruma S.A.B. de CV Series B	15,915	297,542
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	33,260	530,650
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	15,760	475,228
Grupo Aeroportuario Norte S.A.B. de CV	24,700	212,040
Grupo Bimbo S.A.B. de CV Series A	115,700	404,711
Grupo Carso SA de CV Series A1	48,100	309,290
Grupo Financiero Banorte S.A.B. de CV	226,000	1,693,514
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	156,600	381,351
Grupo Mexico SA de CV Series B	270,500	1,524,475
Industrias Penoles SA de CV (a)	16,820	245,723
Kimberly-Clark de Mexico SA de CV Series A	130,100	231,416
Operadora de Sites Mexicanos, SA de CV	110,500	95,845
Orbia Advance Corp. S.A.B. de CV	85,900	110,239
Prologis Property Mexico SA	66,473	221,922
Promotora y Operadora de Infraestructura S.A.B. de CV	16,165	151,820
Southern Copper Corp.	7,456	794,884
Wal-Mart de Mexico SA de CV Series V	455,500	1,514,829
TOTAL MEXICO		14,769,384
Netherlands - 2.8%
ABN AMRO Bank NV GDR (Bearer) (b)	37,763	658,604
Adyen BV (a)(b)	1,889	2,310,699
AEGON NV	117,677	761,518
Akzo Nobel NV	14,911	921,981
Argenx SE (a)	5,173	2,644,884
ASM International NV (Netherlands)	4,087	2,802,512
ASML Holding NV (Netherlands)	34,739	31,975,639
ASR Nederland NV	13,812	693,140
BE Semiconductor Industries NV	6,716	866,029
Euronext NV (b)	6,969	705,196
EXOR NV	8,576	878,018
Heineken Holding NV	11,223	827,149
Heineken NV (Bearer)	24,987	2,218,000
IMCD NV	4,967	714,946
ING Groep NV (Certificaten Van Aandelen)	287,182	5,212,626
JDE Peet's BV	10,294	225,933
Koninklijke Ahold Delhaize NV	81,937	2,639,617
Koninklijke KPN NV	344,872	1,358,860
Koninklijke Philips Electronics NV	69,916	1,963,919
NN Group NV	24,258	1,216,574
OCI NV	9,044	217,780
Randstad NV	9,305	452,762
Universal Music Group NV	71,542	1,704,452
Wolters Kluwer NV	21,542	3,615,975
TOTAL NETHERLANDS		67,586,813
New Zealand - 0.2%
Auckland International Airport Ltd.	113,244	504,131
Fisher & Paykel Healthcare Corp.	51,472	990,996
Mercury Nz Ltd.	59,522	243,721
Meridian Energy Ltd.	110,341	426,851
Spark New Zealand Ltd.	155,764	400,311
Xero Ltd. (a)	12,602	1,138,752
TOTAL NEW ZEALAND		3,704,762
Norway - 0.3%
Aker BP ASA	27,634	670,930
DNB Bank ASA	73,665	1,522,506
Equinor ASA	78,271	2,072,631
Gjensidige Forsikring ASA	17,477	295,699
Kongsberg Gruppen ASA	7,672	770,674
Mowi ASA	40,485	683,495
Norsk Hydro ASA	115,191	638,948
Orkla ASA	61,250	517,032
Salmar ASA	5,780	332,689
Telenor ASA	55,173	657,387
TOTAL NORWAY		8,161,991
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	14,215	220,333
Credicorp Ltd. (United States)	5,890	1,005,070
TOTAL PERU		1,225,403
Philippines - 0.1%
Ayala Corp.	21,070	211,838
Ayala Land, Inc.	582,800	294,722
Bank of the Philippine Islands (BPI)	157,906	328,345
BDO Unibank, Inc.	205,946	483,665
International Container Terminal Services, Inc.	88,300	538,867
JG Summit Holdings, Inc.	223,651	106,583
Jollibee Food Corp.	39,900	157,316
Manila Electric Co.	23,620	157,912
Metropolitan Bank & Trust Co.	151,443	178,351
PLDT, Inc.	6,395	166,083
SM Investments Corp.	19,215	299,087
SM Prime Holdings, Inc.	878,000	433,469
Universal Robina Corp.	73,180	149,283
TOTAL PHILIPPINES		3,505,521
Poland - 0.3%
Allegro.eu SA (a)(b)	50,520	463,942
Bank Polska Kasa Opieki SA	15,779	638,533
Budimex SA	1,083	174,184
CD Projekt SA	5,471	219,533
Dino Polska SA (a)(b)	4,257	378,047
InPost SA (a)	17,087	295,509
KGHM Polska Miedz SA (Bearer)	11,969	410,975
LPP SA	95	364,066
mBank SA (a)	1,244	195,527
Orlen SA	50,397	822,255
PGE Polska Grupa Energetyczna SA (a)	79,545	146,499
Powszechna Kasa Oszczednosci Bank SA	76,144	1,132,641
Powszechny Zaklad Ubezpieczen SA	51,753	633,513
Santander Bank Polska SA	3,029	398,905
TOTAL POLAND		6,274,129
Portugal - 0.1%
Energias de Portugal SA	272,005	1,118,634
Galp Energia SGPS SA	40,372	850,039
Jeronimo Martins SGPS SA	24,331	425,265
TOTAL PORTUGAL		2,393,938
Qatar - 0.2%
Barwa Real Estate Co.	185,356	141,473
Dukhan Bank	155,481	159,965
Industries Qatar QSC	133,245	479,038
Masraf al Rayan	539,687	345,364
Mesaieed Petrochemical Holding Co.	483,078	221,969
Ooredoo QSC	70,308	201,790
Qatar Electricity & Water Co.	36,951	156,085
Qatar Fuel Co.	51,667	209,166
Qatar Gas Transport Co. Ltd. (Nakilat)	235,693	291,299
Qatar International Islamic Bank QSC	84,043	240,749
Qatar Islamic Bank	154,146	834,023
Qatar National Bank SAQ	403,098	1,692,768
The Commercial Bank of Qatar	287,944	330,491
TOTAL QATAR		5,304,180
Romania - 0.0%
NEPI Rockcastle PLC	47,923	362,386
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	120,680	21,978
Gazprom OAO (a)(d)	601,730	68,926
Inter Rao Ues JSC (a)(d)	1,756,400	10,600
LUKOIL PJSC (a)(d)	21,149	7,166
MMC Norilsk Nickel PJSC (a)(d)	249,900	18,193
MMC Norilsk Nickel PJSC sponsored ADR (a)(d)	6,705	16,092
Moscow Exchange MICEX-RTS OAO (a)(d)	72,930	15,346
Novatek PJSC GDR (Reg. S) (a)(d)	4,511	231,035
Novolipetsk Steel OJSC (a)(d)	71,070	747
Ozon Holdings PLC ADR (a)(d)	2,304	5,284
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	6,442	132
sponsored GDR (Reg. S) (a)(d)	42	1
Polyus PJSC (a)(d)	1,749	4,502
Rosneft Oil Co. OJSC (a)(d)	55,210	10,107
Sberbank of Russia (a)(d)	551,355	3,711
Severstal PAO (a)(d)	7,553	185
Severstal PAO GDR (Reg. S) (a)(d)	2,375	56
Surgutneftegas OJSC (a)(d)	351,800	4,712
Tatneft PAO (a)(d)	71,609	9,750
TKS Holding MKPAO JSC (a)(d)	393	548
United Co. RUSAL International PJSC (a)(d)	141,950	18,727
VK Co. Ltd. (a)(d)	3,049	992
VK Co. Ltd. GDR (Reg. S) (a)(d)	3,849	0
VTB Bank OJSC (a)(d)	30,582	6,386
Yandex NV Class A (a)(d)	15,310	62,572
TOTAL RUSSIA		517,748
Saudi Arabia - 1.1%
ACWA Power Co.	12,757	1,343,057
Ades Holding Co.	28,918	157,234
Advanced Petrochemicals Co. (a)	11,516	122,775
Al Rajhi Bank	170,463	3,889,132
Alinma Bank	107,100	924,875
Almarai Co. Ltd.	21,924	352,944
Arab National Bank	79,117	452,109
Arabian Internet and Communications Services Co. Ltd.	2,039	159,668
Bank Al-Jazira	42,558	195,101
Bank Albilad	53,867	528,347
Banque Saudi Fransi	51,813	510,963
Bupa Arabia for Cooperative Insurance Co.	7,215	443,065
Dallah Healthcare Co.	2,925	129,103
Dar Al Arkan Real Estate Development Co. (a)	45,121	162,834
Dr Sulaiman Al Habib Medical Services Group Co.	7,659	587,913
Elm Co.	2,098	511,094
Etihad Etisalat Co.	32,361	448,512
Jarir Marketing Co.	50,432	174,474
Mobile Telecommunications Co. Saudi Arabia	37,683	109,276
Mouwasat Medical Services Co.	8,326	267,629
Nahdi Medical Co.	3,481	123,211
Power & Water Utility Co. for Jubail & Yanbu	6,463	105,940
Riyad Bank	128,344	939,002
Sabic Agriculture-Nutrients Co.	20,485	642,084
Sahara International Petrochemical Co.	30,846	234,722
SAL Saudi Logistics Services	2,051	171,650
Saudi Arabian Mining Co. (a)	112,173	1,287,094
Saudi Arabian Oil Co. (b)	314,667	2,314,776
Saudi Aramco Base Oil Co. - Luberef	4,303	149,095
Saudi Awwal Bank	87,860	921,477
Saudi Basic Industries Corp.	78,420	1,647,031
Saudi Electricity Co.	73,191	333,192
Saudi Industrial Investment Group	31,410	170,784
Saudi Investment Bank/The	51,892	176,758
Saudi Kayan Petrochemical Co. (a)	62,382	135,508
Saudi Research & Marketing Group (a)	3,172	220,490
Saudi Tadawul Group Holding Co.	4,159	256,730
Saudi Telecom Co.	174,282	1,788,389
The Co. for Cooperative Insurance	6,399	245,597
The Saudi National Bank	255,921	2,592,020
The Savola Group (a)	22,523	274,041
Yanbu National Petrochemical Co.	23,382	252,086
TOTAL SAUDI ARABIA		26,451,782
Singapore - 0.9%
CapitaLand Ascendas REIT	320,358	651,884
CapitaLand Integrated Commercial Trust	472,023	734,501
CapitaLand Investment Ltd.	222,245	448,913
DBS Group Holdings Ltd.	173,258	4,742,657
Genting Singapore Ltd.	520,900	331,237
Grab Holdings Ltd. (a)	183,475	605,468
Keppel Ltd.	126,700	629,377
Oversea-Chinese Banking Corp. Ltd.	294,752	3,274,532
Sea Ltd. ADR Class A (a)	31,859	2,093,136
Sembcorp Industries Ltd.	78,100	278,699
Singapore Airlines Ltd.	130,600	680,992
Singapore Exchange Ltd.	75,900	559,299
Singapore Technologies Engineering Ltd.	133,900	442,761
Singapore Telecommunications Ltd.	722,700	1,665,232
STMicroelectronics NV (France)	58,923	1,951,344
United Overseas Bank Ltd.	110,103	2,664,646
TOTAL SINGAPORE		21,754,678
South Africa - 0.9%
Absa Group Ltd.	74,242	651,414
Anglo American Platinum Ltd.	5,622	218,220
Anglo American PLC (United Kingdom)	110,459	3,348,710
Aspen Pharmacare Holdings Ltd.	32,420	448,335
Bid Corp. Ltd.	29,206	726,939
Bidvest Group Ltd./The	29,769	446,801
Capitec Bank Holdings Ltd.	7,592	1,182,205
Clicks Group Ltd.	20,653	401,436
Discovery Ltd.	47,612	373,315
Exxaro Resources Ltd.	20,898	223,604
FirstRand Ltd.	439,103	1,969,785
Gold Fields Ltd.	77,797	1,354,418
Harmony Gold Mining Co. Ltd.	48,546	476,023
Impala Platinum Holdings Ltd.	76,907	395,088
Kumba Iron Ore Ltd.	5,431	118,473
MTN Group Ltd.	147,966	642,723
Naspers Ltd. Class N	15,492	2,996,078
Nedbank Group Ltd.	40,607	619,969
Northam Platinum Holdings Ltd.	29,760	233,113
Old Mutual Ltd.	416,696	281,878
OUTsurance Group Ltd.	75,514	200,265
Pepkor Holdings Ltd. (b)	208,177	233,067
Remgro Ltd.	43,606	335,177
Sanlam Ltd.	153,642	687,962
Sasol Ltd.	49,402	400,589
Shoprite Holdings Ltd.	43,847	733,163
Sibanye-Stillwater Ltd.	240,032	274,090
Standard Bank Group Ltd.	116,671	1,420,744
Vodacom Group Ltd.	53,796	301,937
Woolworths Holdings Ltd.	82,289	272,000
TOTAL SOUTH AFRICA		21,967,521
Spain - 1.6%
Acciona SA	2,122	274,436
ACS Actividades de Construccion y Servicios SA	18,447	823,726
Aena SME SA (b)	6,485	1,228,920
Amadeus IT Holding SA Class A	39,154	2,573,822
Banco Bilbao Vizcaya Argentaria SA	507,699	5,321,303
Banco de Sabadell SA	474,266	1,001,912
Banco Santander SA (Spain)	1,375,280	6,634,558
CaixaBank SA	326,478	1,904,098
Cellnex Telecom SA (b)	43,099	1,503,152
EDP Renovaveis SA	26,682	414,090
Endesa SA	27,830	539,130
Grifols SA (a)	25,722	258,834
Iberdrola SA	517,032	6,829,063
Industria de Diseno Textil SA	94,828	4,607,586
Redeia Corp. SA	35,712	632,689
Repsol SA	105,985	1,511,657
Telefonica SA (c)	401,450	1,818,263
TOTAL SPAIN		37,877,239
Sweden - 2.0%
Alfa Laval AB	25,145	1,110,595
ASSA ABLOY AB (B Shares)	87,141	2,653,819
Atlas Copco AB:
(A Shares)	233,670	4,158,779
(B Shares)	135,346	2,117,546
Beijer Ref AB (B Shares)	31,555	500,910
Boliden AB	23,813	726,228
Epiroc AB:
(A Shares)	55,395	1,033,969
(B Shares)	35,899	603,054
EQT AB	32,547	1,054,286
Essity AB (B Shares)	52,896	1,488,212
Evolution AB (b)	15,996	1,549,521
Fastighets AB Balder (a)	58,182	428,221
Getinge AB (B Shares)	19,536	381,081
H&M Hennes & Mauritz AB (B Shares)	50,024	776,574
Hexagon AB (B Shares)	181,084	1,844,240
Holmen AB (B Shares)	6,625	260,318
Husqvarna AB (B Shares)	30,895	208,752
Industrivarden AB:
(A Shares)	10,572	362,298
(C Shares)	13,973	473,500
Indutrade AB	23,812	699,071
Investment AB Latour (B Shares)	13,005	381,679
Investor AB:
(A Shares)	4,514	127,548
(B Shares)	145,664	4,132,216
L E Lundbergforetagen AB (B Shares)	6,668	336,849
Lifco AB (B Shares)	20,481	607,400
Nibe Industrier AB (B Shares)	132,229	580,443
Saab AB (B Shares)	28,011	646,803
Sagax AB	19,250	475,264
Sandvik AB	92,570	1,895,077
Securitas AB (B Shares)	43,146	463,723
Skandinaviska Enskilda Banken AB (A Shares)	138,254	2,130,123
Skanska AB (B Shares)	29,718	580,252
SKF AB (B Shares)	29,677	551,324
Svenska Cellulosa AB SCA (B Shares)	51,668	702,467
Svenska Handelsbanken AB (A Shares)	127,057	1,282,497
Swedbank AB (A Shares)	74,062	1,576,788
Swedish Orphan Biovitrum AB (a)	17,049	445,440
Tele2 AB (B Shares)	46,170	475,099
Telefonaktiebolaget LM Ericsson (B Shares)	241,142	1,658,059
Telia Co. AB	208,437	605,894
Trelleborg AB (B Shares)	18,819	699,044
Volvo AB:
(A Shares)	18,395	477,859
(B Shares)	136,931	3,494,495
Volvo Car AB (a)	63,560	180,011
TOTAL SWEDEN		46,937,328
Switzerland - 3.8%
ABB Ltd. (Reg.)	139,094	7,720,640
Adecco SA (Reg.)	14,663	500,488
Avolta AG	7,929	299,173
Bachem Holding AG (B Shares)	2,904	261,534
Baloise Holdings AG	4,010	719,539
Banque Cantonale Vaudoise	2,587	275,279
Barry Callebaut AG	312	502,968
BKW AG	1,812	327,822
Chocoladefabriken Lindt & Spruengli AG	85	1,066,192
Chocoladefabriken Lindt & Spruengli AG	9	1,113,529
Clariant AG (Reg.)	18,651	277,720
Compagnie Financiere Richemont SA Series A	46,751	7,130,994
DSM-Firmenich AG	16,189	2,068,300
Ems-Chemie Holding AG	619	517,273
Geberit AG (Reg.)	2,911	1,858,530
Givaudan SA	804	3,945,119
Helvetia Holding AG (Reg.)	3,167	473,381
Julius Baer Group Ltd.	17,954	982,580
Kuehne & Nagel International AG	4,194	1,302,039
Logitech International SA (Reg.)	13,557	1,222,949
Lonza Group AG	6,475	4,333,142
Novartis AG	171,313	19,123,301
Partners Group Holding AG	1,975	2,665,209
Sandoz Group AG	35,673	1,547,254
Schindler Holding AG:
(participation certificate)	3,412	913,495
(Reg.)	2,135	560,658
SGS SA (Reg.)	12,995	1,422,751
Sig Group AG	26,823	563,810
Sika AG	13,266	4,032,320
Sonova Holding AG	4,413	1,353,940
Straumann Holding AG	9,713	1,252,508
Swatch Group AG (Bearer)	2,598	535,071
Swatch Group AG (Bearer) (Reg.)	4,311	174,847
Swiss Life Holding AG	2,567	1,970,544
Swiss Prime Site AG	6,694	671,497
Swisscom AG	2,256	1,382,772
Temenos AG	5,452	378,270
UBS Group AG	285,839	8,681,820
VAT Group AG (b)	2,350	1,178,815
Zurich Insurance Group Ltd.	12,708	6,995,734
TOTAL SWITZERLAND		92,303,807
Taiwan - 5.1%
Accton Technology Corp.	44,000	692,726
Acer, Inc.	254,000	344,339
Advantech Co. Ltd.	40,674	434,522
Alchip Technologies Ltd.	7,000	572,636
ASE Technology Holding Co. Ltd.	286,500	1,342,969
Asia Cement Corp.	198,000	251,237
Asia Vital Components Co. Ltd.	28,000	559,973
ASUSTeK Computer, Inc.	62,000	873,267
AUO Corp.	579,600	317,845
Catcher Technology Co. Ltd.	52,000	340,197
Cathay Financial Holding Co. Ltd.	829,872	1,596,001
Chailease Holding Co. Ltd.	127,576	597,762
Chang Hwa Commercial Bank	476,130	273,504
Cheng Shin Rubber Industry Co. Ltd.	154,000	227,904
China Airlines Ltd.	252,000	178,045
China Development Financial Ho	1,395,313	691,653
China Steel Corp.	1,009,000	717,263
Chunghwa Telecom Co. Ltd.	331,000	1,231,875
Compal Electronics, Inc.	367,000	357,146
CTBC Financial Holding Co. Ltd.	1,539,000	1,677,757
Delta Electronics, Inc.	170,000	2,192,991
E Ink Holdings, Inc.	75,000	621,539
E.SUN Financial Holdings Co. Ltd.	1,254,510	1,020,826
ECLAT Textile Co. Ltd.	16,000	260,998
eMemory Technology, Inc.	6,000	428,074
EVA Airways Corp.	228,000	241,344
Evergreen Marine Corp. (Taiwan)	89,343	466,069
Far Eastern New Century Corp.	253,000	264,341
Far EasTone Telecommunications Co. Ltd.	156,000	412,748
Feng Tay Enterprise Co. Ltd.	43,584	187,494
First Financial Holding Co. Ltd.	949,519	854,155
Formosa Chemicals & Fibre Corp.	308,000	470,998
Formosa Petrochemical Corp.	97,000	191,153
Formosa Plastics Corp.	331,000	587,041
Fortune Electric Co. Ltd.	11,000	235,777
Fubon Financial Holding Co. Ltd.	678,317	1,844,884
Gigabyte Technology Co. Ltd.	44,000	357,395
Global Unichip Corp.	8,000	289,219
GlobalWafers Co. Ltd.	23,000	351,398
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,084,800	6,684,241
Hotai Motor Co. Ltd.	26,400	525,850
Hua Nan Financial Holdings Co. Ltd.	775,281	659,442
Innolux Corp.	736,541	347,923
Inventec Corp.	229,000	340,117
Largan Precision Co. Ltd.	9,000	784,255
Lite-On Technology Corp.	174,000	534,471
MediaTek, Inc.	132,000	5,049,205
Mega Financial Holding Co. Ltd.	1,001,572	1,326,460
Micro-Star International Co. Ltd.	61,000	319,657
Nan Ya Plastics Corp.	412,000	633,184
Nanya Technology Corp.	106,000	187,417
Nien Made Enterprise Co. Ltd.	15,000	182,971
Novatek Microelectronics Corp.	50,000	809,902
Pegatron Corp.	174,000	539,856
PharmaEssentia Corp. (a)	21,000	423,458
Pou Chen Corp.	190,000	210,643
President Chain Store Corp.	50,000	425,362
Quanta Computer, Inc.	235,000	2,010,890
Realtek Semiconductor Corp.	42,000	665,444
Ruentex Development Co. Ltd.	133,575	210,611
Shin Kong Financial Holding Co. Ltd. (a)	1,253,548	418,177
Sinopac Financial Holdings Co.	922,686	754,356
Synnex Technology International Corp.	109,000	237,818
Taishin Financial Holdings Co. Ltd.	963,482	599,741
Taiwan Business Bank	525,576	302,459
Taiwan Cooperative Financial Holding Co. Ltd.	895,494	737,500
Taiwan High Speed Rail Corp.	168,000	153,223
Taiwan Mobile Co. Ltd.	160,000	516,969
Taiwan Semiconductor Manufacturing Co. Ltd.	2,142,000	62,757,958
Tcc Group Holdings	579,667	615,985
The Shanghai Commercial & Savings Bank Ltd.	337,312	431,606
Uni-President Enterprises Corp.	421,000	1,086,658
Unimicron Technology Corp.	120,000	671,612
United Microelectronics Corp.	982,000	1,571,253
Vanguard International Semiconductor Corp.	77,000	275,664
Voltronic Power Technology Corp.	6,000	342,983
Walsin Lihwa Corp.	240,162	254,520
Wan Hai Lines Ltd.	61,145	146,494
Winbond Electronics Corp.	267,080	191,240
Winbond Electronics Corp. rights 8/12/24 (a)	16,357	1,075
Wistron Corp.	228,000	689,014
Wiwynn Corp.	8,629	549,330
WPG Holding Co. Ltd.	136,400	361,005
Yageo Corp.	30,213	739,985
Yang Ming Marine Transport Corp.	149,000	290,002
Yuanta Financial Holding Co. Ltd.	885,367	892,152
Zhen Ding Technology Holding Ltd.	57,000	241,444
TOTAL TAIWAN		123,258,647
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	27,500	181,025
Advanced Information Service PCL NVDR	77,300	508,846
Airports of Thailand PCL:
(For. Reg.)	171,900	273,222
NVDR	193,300	307,235
Asset World Corp. PCL:
(For. Reg.)	235,300	24,094
NVDR	482,100	49,366
Bangkok Dusit Medical Services PCL:
(For. Reg.)	292,100	215,701
NVDR	683,500	504,730
Bangkok Expressway and Metro PCL:
(For. Reg.)	154,900	33,989
NVDR	509,300	111,753
Bumrungrad Hospital PCL:
(For. Reg.)	10,800	74,739
NVDR	40,600	280,965
Central Pattana PCL:
(For. Reg.)	74,500	115,792
NVDR	98,500	153,094
Central Retail Corp. PCL:
(For. Reg.)	96,317	86,028
NVDR	33,600	30,011
Charoen Pokphand Foods PCL:
(For. Reg.) (a)	110,100	74,334
NVDR (a)	212,900	143,740
CP ALL PCL:
(For. Reg.)	143,900	235,802
NVDR	368,200	603,352
CP Axtra PCL NVDR	180,200	154,613
Delta Electronics PCL:
(For. Reg.)	16,000	45,910
NVDR	252,100	723,376
Energy Absolute PCL:
(For. Reg.)	54,700	5,540
NVDR	97,500	9,874
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	24,100	26,949
NVDR	33,600	37,572
Gulf Energy Development PCL:
(For. Reg.)	68,700	92,283
NVDR	181,900	244,341
Home Product Center PCL:
(For. Reg.)	187,500	47,999
NVDR	295,000	75,519
Indorama Ventures PCL:
(For. Reg.)	43,100	23,401
NVDR	95,400	51,796
Intouch Holdings PCL:
(For. Reg.)	16,900	39,103
NVDR	70,100	162,198
Kasikornbank PCL NVDR	50,200	185,704
Krung Thai Bank PCL:
(For. Reg.)	95,600	48,677
NVDR	199,000	101,326
Krungthai Card PCL:
(For. Reg.)	27,500	30,171
NVDR	52,500	57,599
Minor International PCL:
(For. Reg.)	98,681	80,505
NVDR	191,141	155,935
PTT Exploration and Production PCL:
(For. Reg.)	33,000	136,465
NVDR	89,700	370,937
PTT Global Chemical PCL NVDR	190,300	145,880
PTT Oil & Retail Business PCL NVDR	269,300	119,697
PTT PCL:
(For. Reg.)	314,700	283,294
NVDR	560,200	504,294
SCB X PCL:
(For. Reg.)	24,000	69,541
NVDR	47,100	136,474
SCG Packaging PCL NVDR	114,200	90,756
Siam Cement PCL:
(For. Reg.)	25,900	161,021
NVDR	40,000	248,681
Thai Oil PCL:
(For. Reg.)	22,133	31,443
NVDR	81,366	115,591
TMBThanachart Bank PCL NVDR	2,093,100	99,510
True Corp. PCL (a)	319,517	83,143
True Corp. PCL NVDR (a)	562,386	146,341
TOTAL THAILAND		9,151,277
Turkey - 0.2%
Akbank TAS	272,576	509,469
Aselsan A/S	115,683	218,318
Bim Birlesik Magazalar A/S JSC	39,752	750,802
Coca-Cola Icecek Sanayi A/S	6,496	165,942
Eregli Demir ve Celik Fabrikalari T.A.S.	121,500	205,632
Ford Otomotiv Sanayi A/S	6,070	182,186
Haci Omer Sabanci Holding A/S	89,480	268,431
Koc Holding A/S	66,371	431,080
Pegasus Hava Tasimaciligi A/S	19,530	132,096
Sasa Polyester Sanayi A/S (a)	112,332	157,723
Tofas Turk Otomobil Fabrikasi A/S	10,330	87,337
Turk Hava Yollari AO (a)	48,455	423,205
Turkcell Iletisim Hizmet A/S	106,944	341,004
Turkiye Is Bankasi A/S Series C	756,007	342,418
Turkiye Petrol Rafinerileri A/S	83,211	410,304
Turkiye Sise ve Cam Fabrikalari A/S	116,175	165,013
Yapi ve Kredi Bankasi A/S	293,996	268,094
TOTAL TURKEY		5,059,054
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	250,487	606,278
Abu Dhabi Islamic Bank	123,475	412,149
Abu Dhabi National Oil Co. for Distribution PJSC	265,443	258,003
Aldar Properties PJSC	338,268	680,597
Americana Restaurants International PLC	251,531	211,609
Dubai Islamic Bank Pakistan Ltd.	249,867	397,969
Emaar Properties PJSC	578,010	1,358,098
Emirates NBD Bank PJSC	166,165	864,088
Emirates Telecommunications Corp.	304,877	1,359,639
First Abu Dhabi Bank PJSC	385,760	1,369,556
Multiply Group (a)	332,254	208,057
NMC Health PLC (a)(d)	2,259	0
TOTAL UNITED ARAB EMIRATES		7,726,043
United Kingdom - 6.8%
3i Group PLC	84,641	3,405,169
Admiral Group PLC	22,724	804,522
AngloGold Ashanti PLC	36,481	1,046,807
Ashtead Group PLC	38,026	2,738,500
Associated British Foods PLC	29,442	939,416
AstraZeneca PLC (United Kingdom)	134,746	21,407,216
Auto Trader Group PLC (b)	78,449	821,742
Aviva PLC	236,053	1,517,897
BAE Systems PLC	263,106	4,388,112
Barclays PLC	1,307,087	3,908,591
Barratt Developments PLC	85,948	581,843
Berkeley Group Holdings PLC	9,137	596,485
British American Tobacco PLC (United Kingdom)	174,262	6,182,996
BT Group PLC	563,901	1,021,054
Bunzl PLC	29,437	1,232,916
Burberry Group PLC	31,717	317,418
Centrica PLC	463,458	789,731
CK Hutchison Holdings Ltd.	233,500	1,219,830
Coca-Cola Europacific Partners PLC	17,939	1,323,360
Compass Group PLC	148,048	4,559,141
Croda International PLC	11,613	603,434
DCC PLC (United Kingdom)	8,613	593,483
Diageo PLC	193,257	6,013,189
Entain PLC	55,870	410,113
Flutter Entertainment PLC (a)	15,431	3,049,988
Halma PLC	33,124	1,133,548
Hargreaves Lansdown PLC	31,074	441,416
HSBC Holdings PLC (United Kingdom)	1,641,184	14,925,096
Imperial Brands PLC	71,218	1,962,900
Informa PLC	118,807	1,327,549
InterContinental Hotel Group PLC	14,204	1,430,992
Intertek Group PLC	14,014	909,793
J Sainsbury PLC	145,888	516,503
JD Sports Fashion PLC	226,437	383,082
Kingfisher PLC	164,597	585,164
Land Securities Group PLC	62,468	510,343
Legal & General Group PLC	520,755	1,551,131
Lloyds Banking Group PLC	5,508,289	4,208,058
London Stock Exchange Group PLC	39,559	4,815,348
M&G PLC	193,895	529,183
Melrose Industries PLC	114,494	866,642
National Grid PLC	417,572	5,298,229
NatWest Group PLC	569,554	2,702,242
Next PLC	10,493	1,224,017
Pearson PLC	52,915	717,950
Persimmon PLC	27,700	565,661
Phoenix Group Holdings PLC	60,349	424,372
Reckitt Benckiser Group PLC	61,394	3,302,607
RELX PLC (London Stock Exchange)	162,871	7,687,106
Rentokil Initial PLC	219,648	1,341,205
Rolls-Royce Holdings PLC (a)	732,496	4,241,301
Sage Group PLC	87,507	1,221,692
Schroders PLC	71,033	358,691
Segro PLC	110,856	1,305,115
Severn Trent PLC	23,276	769,307
Smith & Nephew PLC	76,233	1,098,733
Smiths Group PLC	30,148	692,196
Spirax-Sarco Engineering PLC	6,408	746,345
SSE PLC	95,312	2,304,145
Standard Chartered PLC (United Kingdom)	192,108	1,897,697
Taylor Wimpey PLC	309,989	635,020
Tesco PLC	612,461	2,611,823
Unilever PLC	217,720	13,379,920
United Utilities Group PLC	58,933	783,198
Vodafone Group PLC	1,993,874	1,865,768
Vodafone Group PLC sponsored ADR	1,083	10,137
Whitbread PLC	16,166	604,762
Wise PLC (a)	53,505	492,833
WPP PLC	94,185	908,516
TOTAL UNITED KINGDOM		164,760,289
United States of America - 5.8%
Alcon, Inc. (Switzerland)	43,436	4,126,111
BP PLC	1,462,702	8,646,196
Brookfield Renewable Corp.	11,546	324,557
BRP, Inc.	3,131	226,845
CNH Industrial NV	111	1,159
CSL Ltd.	42,019	8,510,587
CyberArk Software Ltd. (a)	3,706	950,144
Experian PLC	79,779	3,765,999
Ferrovial SE	44,987	1,788,767
GFL Environmental, Inc.	19,081	740,354
GSK PLC	360,317	6,996,919
Haleon PLC	595,751	2,672,183
Holcim AG	45,174	4,221,529
James Hardie Industries PLC CDI (a)	37,894	1,354,765
JBS SA (a)	66,400	395,854
Legend Biotech Corp. ADR (a)	6,420	362,024
Monday.com Ltd. (a)	3,195	734,243
Nestle SA (Reg. S)	232,051	23,505,062
QIAGEN NV (Germany)	19,306	862,501
Roche Holding AG:
(Bearer)	2,791	985,078
(participation certificate)	61,059	19,768,438
Sanofi SA	98,969	10,202,965
Schneider Electric SA	47,324	11,406,753
Shell PLC (London)	556,610	20,296,163
Stellantis NV (Italy)	192,613	3,211,047
Swiss Re Ltd.	26,229	3,240,712
Tenaris SA	40,700	645,780
TOTAL UNITED STATES OF AMERICA		139,942,735
Zambia - 0.0%
First Quantum Minerals Ltd.	61,647	754,597
TOTAL COMMON STOCKS (Cost $2,032,750,029)		2,293,658,809

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.3%
Banco Bradesco SA (PN)	462,995	1,017,481
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,455	180,843
Companhia Energetica de Minas Gerais (CEMIG) (PN)	155,586	298,730
Companhia Paranaense de Energia-COPEL (PN-B)	95,000	169,470
Gerdau SA	118,746	383,353
Itau Unibanco Holding SA	422,150	2,528,653
Itausa SA	466,061	837,998
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	402,900	2,664,797
TOTAL BRAZIL		8,081,325
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	12,563	476,310
Colombia - 0.0%
Bancolombia SA (PN)	35,920	300,589
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	5,154	442,608
Dr. Ing. h.c. F. Porsche AG Series F (b)	9,925	747,360
Henkel AG & Co. KGaA	14,467	1,238,462
Porsche Automobil Holding SE (Germany)	13,248	592,179
Sartorius AG (non-vtg.)	2,285	649,642
Volkswagen AG	18,134	2,023,810
TOTAL GERMANY		5,694,061
Korea (South) - 0.2%
AMOREPACIFIC Corp.	2,030	76,915
Hyundai Motor Co. Ltd.	2,154	260,721
Hyundai Motor Co. Ltd. Series 2	3,064	372,657
LG Chemical Ltd.	813	126,420
LG H & H Co. Ltd.	569	64,510
Samsung Electronics Co. Ltd.	71,156	3,371,338
TOTAL KOREA (SOUTH)		4,272,561
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	352,900	6,721
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,341,999)		18,831,567

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (g) (Cost $883,291)	886,000	883,274

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	83,794,453	83,811,212
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	2,358,855	2,359,091
TOTAL MONEY MARKET FUNDS (Cost $86,170,303)		86,170,303

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,141,145,622)	2,399,543,953
NET OTHER ASSETS (LIABILITIES) - 0.4% (j)	8,482,817
NET ASSETS - 100.0%	2,408,026,770

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	512	Sep 2024	61,176,320	884,253	884,253
ICE MSCI Emerging Markets Index Contracts (United States)	497	Sep 2024	27,248,025	185,373	185,373
TME S&P/TSX 60 Index Contracts (Canada)	36	Sep 2024	7,224,249	318,360	318,360

TOTAL FUTURES CONTRACTS					1,387,986
The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Security Type Abbreviations
CP	-	COMMERCIAL PAPER

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,655,639 or 2.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $883,274.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $2,056,804 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	77,429,952	380,603,819	374,221,055	2,577,027	(1,504)	-	83,811,212	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	10,750,416	51,457,826	59,849,151	54,347	-	-	2,359,091	0.0%
Total	88,180,368	432,061,645	434,070,206	2,631,374	(1,504)	-	86,170,303

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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